                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-3541
                                  ----------------------------------------------

                              Asset Management Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            230 West Monroe Street, Chicago, IL        60606
--------------------------------------------------------------------------------
          (Address of principal executive offices)   (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-527-3713
                                                   ---------------

Date of fiscal year end:   10/31/05
                        --------------------

Date of reporting period:  10/31/05
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                                 ANNUAL REPORT
                                OCTOBER 31, 2005

                               CHAIRMAN'S LETTER

  The Asset Management Fund (AMF) family of no-load institutional mutual funds is pleased to present shareholders the 2005 Annual Report.

  The year ended October 31, 2005 proved to be particularly challenging for fixed-income investors in general and owners of mortgage-backed securities (MBS) in particular. In our view, the confluence of several significant developments impacted bond market returns.

  First and foremost, the Federal Reserve sustained a policy aimed at removing monetary accommodation at a "measured pace." It did so by raising the federal funds rate by 0.25% at each of its eight meetings during the period. On October 31, 2005, the federal funds rate stood at 3.75%, reflecting an increase of 2.00% over the course of the preceding twelve months.

  Secondly, despite the steady rise in short-term interest rates, long-term interest rate increases were moderate by comparison and, consequently, the yield curve "flattened" markedly. Indeed, at the close of business on October 31, 2005, the yield on the ten-year US Treasury note stood at 4.55%, reflecting a one-year increase of 0.53%. In contrast, the yield on the two-year US Treasury note, which is more sensitive to changes in Federal Reserve policy, finished the period at 4.37%, more than 1.83% higher than the level that existed a year earlier.

  Finally, the composition of the MBS market was significantly altered by the substantive growth of "hybrid" ARMs, "option" ARMs, and "interest-only" mortgages at the expense of traditional ARMs and long-term fixed-rate mortgages. These new financing structures impacted prepayment speeds, security valuations, and returns for the entire MBS market. The dramatic changes in the traditional ARM market thus precipitated the need to change the name and investment policy of the AMF Adjustable Rate Mortgage (ARM) Fund. Effective August 10, 2005, the "AMF Adjustable Rate Mortgage (ARM) Fund" became the "AMF Ultra Short Mortgage Fund."

  Despite these challenges, all of the AMF mutual fund portfolios generated positive total returns for the fiscal year. Of perhaps greater significance, four out of five of the AMF bond funds outperformed a majority of competing mutual funds within their respective Morningstar categories.

  In conclusion, we are excited to report the successful acquisition of the Bank Investment Fund (BIF) family of mutual funds. On August 26, 2005, shareholders of the two BIF portfolios received in exchange for their BIF shares, shares in one of two AMF mutual fund portfolios, each offering a substantially similar investment objective as the BIF portfolio in which they were invested. The AMF Board of Trustees extends a hearty welcome to the new shareholders of the AMF family of funds.

  As always, we are honored that you have chosen to invest in the AMF complex, and remain committed to ensuring that your best interests are served.

Sincerely,

/s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  The report has been prepared for the information of the shareholders of the Asset Management Fund and must be preceded or accompanied by a prospectus. It is not to be construed as an offering to sell or buy any shares of the Fund. Such an offering is made only by the prospectus.

                                   EXHIBIT I
                           U.S. TREASURY YIELD CURVE

                      Source: Bloomberg
(BAR CHART)

                                                                          10/31/03                           10/29/04
                                                                          --------                           --------
3m                                                                         0.948                              1.894
6m                                                                         1.032                               2.12
2y                                                                         1.818                              2.548
3y                                                                          2.24                              2.761
5y                                                                         3.242                              3.282
10y                                                                        4.293                              4.023
30y                                                                        5.131                              4.789

--------------------------------------------------------------------------------

                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2005

  Over the course of the last 12 months, the economy has grown apace despite the headwinds of rising oil prices, a Federal Open Market Committee (FOMC) committed to grinding rates higher and several all too "perfect storms" that battered the U.S. Gulf Coast.

  The AMF Funds, this time around, were not as much impacted by economic events as they were, to varying degrees, battered about by a "perfect storm" of their own in the form of high velocity mortgage prepayments that were engendered by the factors enumerated in the Chairman's letter.

  To wit:

  1. FOMC's tightening -- many analysts contend that such an approach contributed to the flattening of the yield curve.

  2. Flattening of the yield curve -- will generally serve to increase mortgage prepayments (see exhibit 1).

  3. New financing structures such as option ARMs can encourage prepayments and abet the taking of credit risk.

  Each of these factors operating separately may hasten prepayments and hobble anticipated returns, but when working in tandem, there is little doubt about the resultant direction of mortgage prepayments.

  However, the pain wrought by rapid prepayments was not equally distributed across the universe of mortgage securities.

  Broadly, it can be said that the best performing mortgage-backed securities
(MBS) were those that were structured to produce predictable cash flows and that the most compromised securities were those whose cash flows were greatly dependant upon the securities' Conditional Prepayment Rate (CPR).

  In the paragraphs that follow, we will discuss prepayments and asset allocation shifts in each of the Funds for the fiscal year ending October 31, 2005.

--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2005

  THE ULTRA SHORT MORTGAGE FUND - On November 1, 2004, the beginning of the new fiscal year, the FOMC had already commenced turning the monetary screws and, as well, made plain that this process would continue at a "measured" pace until such time that monetary policy would no longer be accommodative. Given the low rates then prevailing, it appeared that this would be an undertaking not soon accomplished.

  Typically, the securities best suited to meet such a challenge are those ARM securities that quickly reset to a market sensitive index such as Six Month LIBOR ARMs and short duration securities that produce predictable cash flows which can be reinvested at progressively higher rates such as CMOs and structured hybrids. Accordingly, as the fiscal year commenced the two largest asset classes in the Fund were Six Month LIBOR ARMs (41%) and, in combination, 28% in structured hybrids and CMOs.

  Although the last tightening of similar magnitude (in 1994) fostered a parallel shift of the yield curve, this time around the curve persistently flattened as the Fed went about its business. As we know, a flattening yield curve generally induces rapid prepayments, especially in securities that reset off of short duration indexes plus a margin. So, despite the rapid coupon resets in the Six Month LIBOR sector, prepayments were such that prospective yields and returns failed to meet our expectations.

  We began to reduce our LIBOR holdings in January of 2005, a task made more difficult by the then-effective investment policy requiring that 80% of the portfolio be invested in ARMs (a mandate that was removed when the Fund changed its name on August 10th) and by the uncertain availability of structured hybrids. By fiscal year-end, only 21% of portfolio assets resided in the Six Month LIBOR sector while 51% of portfolio assets resided in the CMO/structured hybrid sector.

  As to the other leg of our strategy -- the short duration fixed rate component performed as anticipated -- throwing off substantial cash flows for reinvestment at higher rates.

  Finally, the removal of the 80% ARM requirement in conjunction with the rapid maturation of the structured hybrid sector has meaningfully increased the investment flexibility of the Fund. The portfolio's total return for the year was 1.83%, placing it in the 66th percentile within the Morningstar Ultrashort category.

  THE ULTRA SHORT FUND - The Fund continued the process of creating exposures that would better position it for the union of higher rates and a flatter yield curve. This strategy was borne out of the conviction that the FOMC would continue its stated course of policy accommodation removal that commenced in June 2004 with the first increase in the federal funds rate in more than four years. Indeed, the yield curve flattened dramatically with the spread between 2- and 10-year Treasury notes contracting from 147 to 17 basis points during the twelve months ended October 31, 2005.

  The largest asset allocation shift was the reduction in exposure to Six Month LIBOR ARMs from 32% to 9% of the portfolio during the fiscal year. As mentioned earlier, the union of higher rates and a flatter yield curve generally serves to accelerate prepayment speeds on MBS in general, and adjustable rate MBS in particular. The Fund's AAA, Six Month LIBOR holdings were negatively affected by the flatter yield curve as the relatively high credit quality of the underlying borrower and the abruptness of
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2005

the curve flattening hastened faster than expected prepayment speeds. Consistent with our view that persistent curve flatness and faster speeds were both likely, the Fund shifted its focus away from sectors with fast resetting coupons to those with fast resetting cash flows. Said differently, the Fund increased exposure to short, fixed rate CMOs and cash to mitigate the negative effects of fast prepayment speeds on premium dollar priced asset sectors.

  The portfolio selectively added seasoned, One year CMT Agency ARMs as they possess relatively high, periodic (2%) and life rate caps and monthly coupon rate resets. To mitigate the negative effects of faster prepayment speeds mentioned earlier, the Fund opted to add One year CMT Agency ARMs with considerable seasoning (10 years or more) as these securities generally exhibit slower and more consistent prepayment speeds than new originations within this sector.

  Finally, the Fund increased it exposure to AA/A, One Month LIBOR floating rate CMOs from 4% to 7% during the fiscal year. This preference for AA/A CMOs was borne out of the combination of outsized yield relative to fixed rate assets of lower quality and longer duration and their high collateral credit quality (720+ FICO scores). The Fund's 2.14% total return for the twelve months ended October 31, 2005 placed it in the 39th percentile of the Morningstar Ultrashort category.

  THE SHORT U.S. GOVERNMENT FUND - The Fund continued the process of shifting the portfolio's exposure from one that would benefit from lower market rates and a steeper yield curve to one that would be better positioned for the union of higher rates and a flatter yield curve. This strategy was borne out of the conviction that the FOMC would continue its stated course of policy accommodation removal that commenced in June 2004 with the first increase in the federal funds rate in more than four years. Indeed, the yield curve flattened dramatically with the spread between 2 and 10-year Treasury notes contracting from 147 to 17 basis points during the twelve months ended October 31, 2005.

  Over the course of the year the largest asset allocation shift was the decrease in exposure to U.S. Treasury notes from 15% to 3% of the portfolio. Consistent with our view of more FOMC rate hikes and a flatter yield curve, the Fund's maturity distribution was altered with preference for 10-year maturities funded by the sale of 2- and 5-year U.S./Agency debentures. This strategy was particularly effective as 2- and 5-year U.S. Treasury yields were up 183 and 116 basis points respectively; while 10-year note yields rose just 53 basis points for the fiscal year.

  The portfolio continued to selectively add seasoned, One year CMT Agency ARMs as they possess relatively high, (2%) periodic and life rate caps and monthly coupon rate resets. As mentioned earlier, the union of higher rates and a flatter yield curve generally serves to accelerate prepayment speeds on MBS in general, and adjustable rate MBS in particular. To mitigate the negative effects of faster speeds, the Fund opted to add those One year CMT Agency ARMs with considerable seasoning (10 years or more) as these securities generally exhibit slower and more consistent prepayment speeds than new originations within this sector. The portfolio funded these purchases by liquidating the remaining 4% of lower coupon GNMA ARMs as they possess a low, (1%) periodic rate cap and reset slowly with coupon changes occurring on a single day, every twelve months.
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2005

  Additionally, exposure to short, non-agency MBS was increased from 14% to 17% during the fiscal year. This sector was comprised of either seasoned 3/1 hybrid ARMs or short, sequential cash flows created from long reset, Hybrid ARM collateral (10/1). The primary advantages of these non-agency MBS are that they provide incremental yield spread to short, agency CMOs and are devoid of periodic rate caps.

  The Fund's 1.33% total return for the twelve months ended October 31, 2005 placed it in the 8th percentile of the Morningstar Short Government category.

  THE INTERMEDIATE MORTGAGE FUND - Faced with the prospects of continued interest rate increases by the FOMC, the Fund maintained the strategy, initiated in 2004, of favoring structured MBS over pass-through securities. Shareholders may recall the discussion to that effect in last year's Annual Report indicating this preference and its anticipated benefits. In particular, the Fund increased its allocation to structured securities collateralized by hybrid-ARMs and fixed-rate mortgages.

  By concentrating investment cash flows across a narrow duration spectrum, the Fund was able to maintain a relatively stable effective duration during the year. More importantly, the structured securities helped the Fund resist some of the negative price pressure associated with duration drift: the tendency of mortgage-backed securities to experience a duration extension during periods of rising interest rates.

  During the 2005 fiscal year, the Fund also increased its allocation of AA-rated private label hybrid ARM subordinate bonds. The allocation increase was funded through the liquidation of some of the positions in AAA-rated private label structured hybrid bonds. This translated into an increase in AA-rated bonds from 3% of the portfolio as of October 29, 2004 to 18% as of October 31, 2005. Generally speaking, over the course of the year, these securities became very expensive on a relative value basis to AA-rated subordinate bonds. The structural nature of the AA-rated securities provided cash flow and call protection characteristics that are similar to the AAA-rated securities but at a wider spread and identical risk-capital treatment for federally chartered depositories.

  The Fund's allocation shift to hybrids and structured mortgage-backed cash flows proved fruitful during the past fiscal year. The FOMC continued its moderate tightening campaign, moving the federal funds rate 1.75% on November 1, 2004 to 3.75% as of October 31, 2005 in eight increments of 0.25%. During this time frame, the 2-year Treasury note moved from 2.58% to 4.37%, an increase of approximately 180 basis points. Other than the 3- and 6-month Treasuries, this area of the curve experienced the highest increase in rates. During this time, however, the Fund generated 107 basis points of total return for shareholders and witnessed its 1-year ranking within the Morningstar Short Government category increase from the 21st percentile to the 15th percentile.

  U.S. GOVERNMENT MORTGAGE FUND - Faced with a controlled, steady tightening of interest rates, the Fund began shifting from lower to higher coupon mortgage pass-through securities. The management team focused on the selection of premium (above par) MBS with attractive loan level characteristics to help mitigate the threat of faster prepayments. The "up-in-coupon" trade provided three important benefits to the shareholders. Firstly, the higher coupons generated more interest for the managers to
--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
                          ASSET MANAGEMENT FUND REVIEW
                                OCTOBER 31, 2005

re-invest as overall rates increased. Secondly, by purchasing premium securities, duration was held almost constant even though rates increased and prepayment rates slowed. All things being equal, two securities with same maturities and structure, the one with a higher coupon will generally have a lower duration. Finally, as prepayment speeds decrease, the realized yields on premium MBS typically increase. This increase is due to the longer time horizon over which the premium is actually amortized versus the amortization schedule anticipated at purchase. The increase in coupon income offsets some of the price decline attributed to higher interest rates. To this end, the Fund increased its exposure to higher coupon 20- and 30-year MBS. The allocation to the 30-year MBS sector was largely unchanged (76% versus 75%) while the Fund's exposure to 20-year MBS increased from 0% to 7%. The Fund reduced the position of 15-year securities from approximately 11% to 2%.

  The Fund purchased hybrid-ARM securities in the 7- and 10-year reset range, increasing the allocation to the sector from 0% to approximately 11%. These securities have exhibited similar yields to 15-year pass-throughs but typically exhibit lower price volatility due to their ARM features. The 7- and 10-year reset periods were selected to maintain the 3- to 4-year effective duration target that the managers felt was appropriate for the current interest rate environment. As a reminder and as stated in the Fund's prospectus the Fund seeks to maintain under normal market and interest rate conditions an effective duration within a range of 2- and 6-years.

  The Fund's 0.92% total return for the twelve months ended October 31, 2005 placed it in the 46th percentile of the Morningstar Intermediate Government category.

  For a description of Morningstar categories see Note C on page 49.

--------------------------------------------------------------------------------
  Portfolio composition is subject to change.

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31

--------------------------------------------------------------------------------
ULTRA SHORT MORTGAGE FUND

[GRAPH]
                                           This graph compares the performance
                                           of the Ultra Short Mortgage Fund to
                                           the Lehman 6 Month T-Bill Bellwethers
                                           Index.

                                           -------------------------------------

                                           Ultra Short Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             1.83%        3.04%        4.44%

--------------------------------------------------------------------------------

ULTRA SHORT FUND

[GRAPH]

                                           This graph compares the performance
                                           of the Ultra Short Fund to the Lehman
                                           6 Month T-Bill Bellwethers Index.

                                           -------------------------------------

                                           Ultra Short Fund
                                           Average Annual Return

                                                                              One         Since
                                                                             Year       Inception
                                                                            -------------------
                                                                             2.14%        2.04%
                                                                 The chart represents historical performance of an initial
                                                                 investment of $10,000 in the Ultra Short Fund from November 14,
                                                                 2001 to October 31, 2005.

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman 6 Mo. T-Bill Bellwethers Index is an unmanaged index comprised of U.S. Government Treasury Bonds with an average maturity of six months. The Lehman index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT

               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31

--------------------------------------------------------------------------------
SHORT U.S. GOVERNMENT FUND

[GRAPH]
                                           This graph compares the performance
                                           of the Short U.S. Government Fund to
                                           the Lehman Short Government 1-3 Year
                                           Index.

                                           -------------------------------------

                                           Short U.S. Government Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             1.33%        3.76%        4.51%

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND

[GRAPH]
                                           This graph compares the performance
                                           of the Intermediate Mortgage Fund to
                                           the Lehman Mortgage Index.

                                           -------------------------------------

                                           Intermediate Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             1.07%        4.14%        4.93%

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman Short Government 1-3 Year Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years. The Lehman Mortgage Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman indices do not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

-------------------------
               INVESTMENT
               COMPARISON

  Comparison of change in
                 value of
   a hypothetical $10,000
 investment for the years
         ended October 31
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE FUND

[GRAPH]

                                           This graph compares the performance
                                           of the U.S. Government Mortgage Fund
                                           to the Lehman Mortgage Index.

                                           -------------------------------------

                                           U.S. Government Mortgage Fund
                                           Average Annual Return

                                                                              One         Five          Ten
                                                                             Year         Year         Year
                                                                             ------------------------------
                                                                             0.92%        4.73%        5.41%

--------------------------------------------------------------------------------
  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. PERFORMANCE FIGURES IN THE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. The Lehman Mortgage Index is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Lehman index represents unmanaged groups of bonds that differ from the composition of each AMF Fund. The Lehman index does not include a reduction in return for expenses. Investors cannot invest directly in an index, although they can invest in its underlying securities.

                      This Page Intentionally Left Blank.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                 PRINCIPAL
                                                     ASSETS                   AMOUNT         VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS............................     100.1%
  Citigroup, 4.00%,
     (Agreement dated 10/31/05 to be repurchased
     at $105,018,667 on 11/1/05. Collateralized
     by a U.S. Government Security, 4.57% with a
     value of $107,107,664, due 6/15/09)                                   $105,007,000   $105,007,000
  Bear Stearns, 4.03%*,
     (Agreement dated 10/31/05 to be repurchased
     at $15,012,854, on 11/1/05. Collateralized
     by an Adjustable Rate Mortgage U.S.
     Government Security, 4.61%, with a value of
     $15,471,536, due 4/1/35)                                                15,000,000     15,000,000
                                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $120,007,000)                                                                   120,007,000
                                                                                          ------------
TOTAL INVESTMENTS................................     100.1%                               120,007,000
  (Cost $120,007,000)
LIABILITIES IN EXCESS OF OTHER ASSETS............      (0.1%)                                  (73,635)
                                                                                          ------------
Net Assets applicable to 119,945,316 Shares of
  Common Stock issued and outstanding............     100.0%                              $119,933,365
                                                                                          ============
Net Asset Value, Class I, offering and redemption
  price per share ($81,311,111 / 81,322,632)                                                     $1.00
                                                                                          ============
Net Asset Value, Class D, offering and redemption
  price per share ($38,622,254 / 38,622,684)                                                     $1.00
                                                                                          ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*..............................     67.4%
  1 Yr. Constant Maturity Treasury Based
     ARMS
     Bear Stearns Adjustable Rate Mortgage
       Trust
       5.30%                                               3/25/31         $  8,343,777   $    8,322,918
     CS First Boston Mortgage Securities
       Corp.
       6.92%                                              11/25/31            2,878,795        2,957,962
       5.44%                                               6/25/32            4,184,644        4,188,567
     Fannie Mae
       5.50%                                                7/1/28           11,734,475       12,163,517
       5.25%                                                1/1/29           12,043,359       12,457,350
       5.06%                                                8/1/29           10,370,137       10,720,130
       4.98%                                                3/1/30            4,909,123        5,042,590
       5.32%                                                6/1/30           10,694,083       11,098,453
       5.21%                                                9/1/30            5,801,741        6,006,615
       4.94%                                                5/1/33           11,634,687       11,913,465
       4.85%                                               5/25/42           23,799,844       24,216,342
     Fannie Mae Grantor Trust
       4.91%                                               5/25/42           12,692,199       12,842,919
     Fannie Mae Whole Loan
       5.12%                                               8/25/42           10,935,283       11,140,320
     Fifth Third Mortgage Loan Trust
       4.28%                                              11/19/32           19,386,897       19,386,897
     Freddie Mac
       4.86%                                               10/1/22            4,506,185        4,617,432
       5.60%                                                8/1/24            5,705,159        5,913,754
       4.89%                                                9/1/27            5,197,360        5,364,650
       4.94%                                               12/1/27            5,184,600        5,351,479
       5.14%                                               12/1/27            5,421,338        5,602,614
       5.00%                                                9/1/28           37,645,374       38,880,612
       5.11%                                                9/1/30            4,942,874        5,103,517
       5.12%                                                7/1/31           25,651,355       26,477,008
     Structured Asset Mortgage Investments,
       Inc.,
       5.26%                                               3/25/32            7,075,424        7,216,933
     Washington Mutual
       4.42%                                               4/25/44           37,902,747       38,092,261
                                                                                          --------------
                                                                                             295,078,305
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                                            PRINCIPAL
                                                          MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       4.50%                                                6/1/21         $  5,065,208   $    5,088,822
       4.97%                                               12/1/24            7,432,885        7,585,304
     Freddie Mac
       4.95%                                                1/1/26            2,570,533        2,629,491
                                                                                          --------------
                                                                                              15,303,617
                                                                                          --------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS
     Bear Stearns Adjustable Rate Mortgage
       Trust
       6.25%                                               3/25/31            1,656,993        1,663,207
     DLJ Mortgage Acceptance Corp.
       5.19%                                               4/25/24              261,100          261,100
     Fannie Mae
       5.05%                                                9/1/27           31,444,223       31,757,502
       4.85%                                                3/1/28           39,380,223       39,743,742
       4.96%                                                3/1/28           33,856,309       34,241,865
       5.02%                                                6/1/28            5,066,097        5,174,430
       4.80%                                               12/1/32            4,936,592        5,060,115
       5.14%                                                9/1/33            8,843,894        8,922,923
       5.03%                                               11/1/33           21,851,140       22,084,510
       5.12%                                               11/1/33           18,309,881       18,504,881
     Freddie Mac
       5.55%                                                9/1/30           11,666,901       12,084,459
     Master Adjustable Rate Mortgages Trust
       5.30%                                               1/25/34           10,188,898       10,258,946
     MLCC Mortgage Investors, Inc.
       5.50%                                              10/25/28           56,765,045       57,385,912
     Structured Asset Mortgage Investments,
       Inc.
       5.35%                                               7/19/32           14,394,470       14,556,408
       5.38%                                               8/19/33           45,030,907       45,579,721
       5.67%                                              10/19/33           32,316,892       32,700,656
       5.77%                                              11/19/33           23,209,389       23,506,759
     Structured Asset Securities Corp.
       5.25%                                               5/25/32           16,647,012       16,771,865
       6.15%                                              11/25/32           20,479,658       20,825,253
       5.86%                                              12/25/32           17,130,564       17,430,348
       5.85%                                               2/25/33           34,957,073       35,590,670
       6.06%                                               3/25/33           18,350,180       18,665,574
       6.37%                                               5/25/33           40,327,270       41,096,009
       5.75%                                               9/25/33           41,213,270       41,921,623
                                                                                          --------------
                                                                                             555,788,478
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                                            PRINCIPAL
                                                          MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS
     Fannie Mae
       3.93%                                               11/1/32         $ 13,375,635   $   13,394,882
       4.01%                                                8/1/33           29,060,872       29,115,622
       4.13%                                               11/1/36           37,318,582       37,394,227
       4.09%                                                6/1/38           22,963,188       23,001,192
                                                                                          --------------
                                                                                             102,905,923
                                                                                          --------------
  HYBRID ARMS
     Adjustable Rate Mortgage Trust
       5.27%                                              11/25/35           24,393,417       24,362,925
     American Home Mortgage Assets
       4.85%                                               6/25/45           43,410,000       43,260,778
     Banc of America Mortgage Securities
       5.23%                                               6/20/31            3,510,171        3,585,859
       5.96%                                               7/20/32            1,976,246        2,000,331
       4.80%                                               5/25/35           42,198,677       42,185,490
       4.99%                                               6/25/35           28,750,851       28,777,805
     Bear Stearns Adjustable Rate Mortgage
       Trust
       3.82%                                              11/25/34           26,150,177       25,741,580
       4.38%                                               1/25/35           26,943,592       26,699,415
     Deutsche Mortgage Securities Inc.
       5.02%                                               6/26/35           90,815,545       90,503,367
     Fannie Mae
       3.85%                                               12/1/37           32,385,858       32,205,501
     GSR Mortgage Loan Trust
       4.73%                                              10/25/33            3,476,674        3,477,761
       4.76%                                               5/25/34           31,337,638       31,141,778
       3.92%                                               8/25/34           44,352,000       43,908,480
       3.55%                                              12/25/34           27,273,831       26,651,647
     J.P. Morgan Mortgage Trust
       3.50%                                               5/25/34           24,933,804       24,427,336
       4.40%                                               6/25/35           14,981,051       14,845,285
       5.28%                                               9/25/35           33,490,358       33,479,893
       4.97%                                              10/25/35           25,000,000       24,968,750
     Master Adjustable Rate Mortgages Trust
       5.45%                                              10/25/32            6,454,639        6,446,571
     Merrill Lynch Mortgage Investors, Inc.
       4.51%                                               2/25/35           19,981,031       19,862,393
     Structured Adjustable Rate Mortgage
       Loan Trust
       4.70%                                               7/25/34           11,659,352       11,622,916
       5.06%                                               9/25/34           18,816,015       18,751,335
     Washington Mutual
       4.69%                                               5/25/35           36,939,275       36,904,644

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Wells Fargo Mortgage Backed Securities
       Trust
       4.62%                                              10/25/33         $ 24,725,133   $   24,640,140
       4.62%                                              10/25/33            6,528,231        6,507,830
       4.52%                                              11/25/33           28,981,368       28,872,688
       4.72%                                               1/25/34           14,534,690       14,452,932
       4.74%                                               6/25/34           13,116,108       13,054,626
       4.81%                                               7/25/34           12,331,029       12,292,494
       4.60%                                              11/25/34           39,971,000       39,833,600
       4.11%                                               6/25/35           30,805,003       30,602,845
       4.32%                                               7/25/35           27,562,390       27,381,512
                                                                                          --------------
                                                                                             813,450,507
                                                                                          --------------
MONTHLY London Interbank Offering Rate
  (LIBOR) Collateralized Mortgage
  Obligations
     Fannie Mae
       4.38%                                               9/18/31            9,192,607        9,219,775
     GSR Mortgage Loan Trust
       4.39%                                               3/25/32            5,277,338        5,266,838
     MLCC Mortgage Investors, Inc.
       4.35%                                               9/15/21            6,133,875        6,151,127
                                                                                          --------------
                                                                                              20,637,740
                                                                                          --------------
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES
  (Cost $1,804,147,366)                                                                    1,803,164,570
                                                                                          --------------
FIXED RATE MORTGAGE-RELATED SECURITIES.....     20.6%
  Collateralized Mortgage Obligations
     Banc of America Mortgage Securities
       5.50%                                              11/25/33           35,155,546       35,010,958
     Citicorp Mortgage Securities, Inc.
       5.00%                                              10/25/33           12,021,535       11,921,902
     Deutsche Alt-A Securities Inc.
       Mortgage Loan Trust
       4.85%                                               9/25/35           72,346,717       72,098,025
     Fannie Mae
       5.00%                                               3/25/13           20,458,960       20,430,990
       4.50%                                              12/25/18           33,270,701       33,175,999

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS     MATURITY            AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Freddie Mac
       3.50%                                              10/15/10         $ 34,430,654   $   34,131,744
       5.00%                                               4/15/15           15,312,693       15,305,719
       5.00%                                               6/15/15           37,643,703       37,744,347
       5.00%                                              12/15/20           42,449,275       42,547,965
       4.00%                                               6/15/22           51,844,000       51,366,154
     Government National Mortgage
       Association
       4.00%                                               2/20/27           26,914,524       26,830,796
     Residential Asset Securitization Trust
       5.50%                                               9/25/35           53,123,652       53,073,848
     Structured Asset Securities Corp.
       5.00%                                              12/25/34           38,188,884       37,986,006
       5.00%                                               5/25/35           55,103,670       54,931,471
     Washington Mutual MSC Mortgage Pass
       Through
       5.00%                                               2/25/33           24,142,707       23,855,228
                                                                                          --------------
TOTAL FIXED RATE MORTGAGE-RELATED
  SECURITIES
  (Cost $555,309,627)                                                                        550,411,152
                                                                                          --------------
U.S. TREASURY OBLIGATIONS..................      0.4%
     U.S. Treasury Note
       4.00%                                              11/15/12           10,000,000        9,692,188
                                                                                          --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $10,059,007)                                                                           9,692,188
                                                                                          --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                             PERCENTAGE
                                               OF NET                       PRINCIPAL
                                               ASSETS                         AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS......................     11.3%
  Citigroup, 4.00%, (Agreement dated
     10/31/05 to be repurchased at
     $147,649,404 on 11/1/05.
     Collateralized by various U.S.
     Government Securities, 4.00%-4.57%
     with a value of $150,586,488 due
     6/15/09-6/15/33)                                                      $147,633,000   $  147,633,000
  Bear Stearns, 4.03%*, (Agreement dated
     10/31/05 to be repurchased at
     $155,227,550 on 11/1/05.
     Collateralized by various Adjustable
     Rate Mortgage U.S. Government
     Securities, 4.28%-4.63%, with a value
     of $159,816,755, due 6/15/19-4/1/35)                                   155,000,000      155,000,000
                                                                                          --------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $302,633,000)                                                                     302,633,000
                                                                                          --------------
TOTAL INVESTMENTS
  (Cost $2,672,149,000)....................     99.7%                                      2,665,900,910
OTHER ASSETS IN EXCESS OF LIABILITIES......      0.3%                                          8,396,644
                                                                                          --------------
Net Assets applicable to 275,860,888 Shares
  of Common Stock issued and outstanding...    100.0%                                     $2,674,297,554
                                                                                          ==============
Net Asset Value, offering and redemption
  price per share
  ($2,674,297,554 / 275,860,888)                                                                   $9.69
                                                                                          ==============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       60.2%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       5.33%                                                      10/1/26    $ 2,036,690    $  2,102,027
       5.32%                                                      10/1/28      2,053,814       2,114,687
       5.57%                                                      12/1/30      6,165,202       6,392,543
       5.37%                                                       8/1/31      4,218,000       4,358,236
       5.27%                                                       7/1/33      7,237,153       7,497,238
     Freddie Mac
       5.17%                                                      11/1/28      2,187,324       2,229,537
       5.49%                                                       1/1/29      5,484,707       5,681,547
       5.18%                                                       9/1/30      1,604,894       1,636,902
       5.16%                                                       8/1/31     10,089,365      10,461,411
     Fund America Investors Corp. II
       4.71%                                                      6/25/23      3,937,643       3,937,643
     Washington Mutual
       4.42%                                                      4/25/44      5,831,192       5,860,348
                                                                                            ------------
                                                                                              52,272,119
                                                                                            ------------
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       4.49%                                                       4/1/20      5,756,107       5,780,864
                                                                                            ------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     MLCC Mortgage Investors Inc.
       4.97%                                                      7/25/29      8,661,606       8,756,343
     Structured Adjustable Rate Mortgage Loan
       Trust
       5.32%                                                      8/25/34      4,779,450       4,916,859

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                                              PRINCIPAL
                                                                 MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Structured Asset Securities Corp.
       5.75%                                                     11/25/32    $ 3,264,523    $  3,319,612
       6.15%                                                     11/25/32      3,264,523       3,319,612
                                                                                            ------------
                                                                                              20,312,426
                                                                                            ------------
  Cost of Funds Index Based ARMS
     Regal Trust IV
       4.32%                                                      9/29/31      1,324,116       1,326,185
     Ryland Mortgage Securities Corp.,
       4.68%                                                     10/25/23      1,116,953       1,116,953
                                                                                            ------------
                                                                                               2,443,138
                                                                                            ------------
  HYBRID ARMS
     Deutsche Mortgage Securities Inc.
       5.02%                                                      6/26/35     14,339,297      14,290,004
     GSR Mortgage Loan Trust
       4.73%                                                     10/25/33        701,437         701,657
       4.75%                                                      5/25/34      3,996,995       3,972,014
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.70%                                                      7/25/34      1,665,622       1,660,417
       5.06%                                                      9/25/34      9,408,007       9,375,666
     Wells Fargo Mortgage Backed Securities
       Trust
       4.89%                                                      5/25/34      9,214,807       9,183,132
       4.81%                                                      7/25/34      3,082,757       3,073,124
                                                                                            ------------
                                                                                              42,256,014
                                                                                            ------------
MONTHLY London Interbank Offering Rate (LIBOR)
  Collateralized Mortgage Obligations
     Structured Asset Mortgage Investments,
       Inc.
       5.20%                                                      2/19/35      4,887,210       4,914,701

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
     Structured Asset Securities Corp.
       5.29%                                                      3/25/33    $ 3,523,444    $  3,548,768
       5.39%                                                      5/25/33      4,489,620       4,521,889
       5.24%                                                     11/25/33      3,571,421       3,593,742
                                                                                            ------------
                                                                                              16,579,100
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $139,694,292)                                                                     139,643,661
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       21.9%
  Collateralized Mortgage Obligations
     Freddie Mac
       5.00%                                                      6/15/16      4,665,003       4,677,325
       4.50%                                                     12/15/20     10,231,390      10,205,139
       5.50%                                                      6/15/34      5,363,829       5,358,170
     Government National Mortgage Association
       4.00%                                                      1/16/28     11,168,854      10,994,375
     Morgan Stanley Mortgage Loan Trust
       4.75%                                                      8/25/34     10,383,857      10,284,832
     Structured Asset Securities Corp.
       5.00%                                                     12/25/34      9,197,044       9,148,184
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $51,513,573)                                                                       50,668,025
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS                    AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT...........................       17.4%
  Citigroup, 4.00%, (Agreement dated 10/31/05
     to be repurchased at $40,382,486 on
     11/1/05. Collateralized by a U.S.
     Government Security, 4.57% with a value of
     $41,185,977, due 6/15/09)                                               $40,378,000    $ 40,378,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENT
     (Cost $40,378,000)                                                                       40,378,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $231,585,865)..........................       99.5%                                  230,689,686
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.5%                                    1,106,817
                                                                                            ------------
Net Assets applicable to 23,797,198 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $231,796,503
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($231,796,503 / 23,797,198)                                                            $9.74
                                                                                            ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...       41.6%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       4.92%                                                       5/1/26    $ 4,455,490    $  4,612,824
       5.21%                                                       5/1/27      1,341,090       1,388,867
       5.11%                                                       7/1/27        935,978         970,200
       5.15%                                                       7/1/28      4,235,920       4,386,825
       5.54%                                                       5/1/31      5,259,575       5,420,160
       5.27%                                                       9/1/33      4,824,865       4,996,751
     Freddie Mac
       5.05%                                                       5/1/18      1,238,418       1,265,958
       5.06%                                                       3/1/27      2,825,954       2,922,213
       5.16%                                                       8/1/31     11,617,763      12,046,167
                                                                                            ------------
                                                                                              38,009,965
                                                                                            ------------
  HYBRID ARMS
     Adjustable Rate Mortgage Trust,
       4.98%                                                     10/25/35      3,216,556       3,192,432
     Deutsche Mortgage Securities Inc
       5.02%                                                      6/26/35      9,559,531       9,526,670
     Indymac Index Mortgage Loan Trust,
       5.54%                                                      7/25/35      4,201,067       4,160,369
       5.53%                                                      9/25/35      3,274,569       3,271,499
     JP Morgan Mortgage Trust
       4.40%                                                      6/25/35      6,987,920       6,850,345
                                                                                            ------------
                                                                                              27,001,315
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $65,296,550)                                                                       65,011,280
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........       49.0%
  15 Yr. Securities
     Freddie Mac
       8.50%                                                      8/17/07        343,855         345,170
       8.00%                                                     12/17/15        936,676         985,084
                                                                                            ------------
                                                                                               1,330,254
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS      MATURITY      AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations
     Fannie Mae
       4.50%                                                      7/25/19    $25,000,000    $ 24,909,780
       4.50%                                                     11/25/25     15,000,000      14,832,309
       5.00%                                                      1/25/28     10,225,000      10,221,421
     Freddie Mac
       7.00%                                                     12/15/06        114,036         113,929
       4.00%                                                      7/15/21     12,853,000      12,545,264
       6.00%                                                      3/15/31     12,500,000      12,696,194
                                                                                            ------------
                                                                                              75,318,897
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $77,335,183)                                                                       76,649,151
                                                                                            ------------
U.S. TREASURY OBLIGATIONS......................        3.2%
  U.S. Treasury Notes
       4.75%                                                      5/15/14      3,000,000       3,037,500
       4.25%                                                     11/15/14      2,000,000       1,951,250
                                                                                            ------------
                                                                                               4,988,750
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $5,143,513)                                                                               4,988,750
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET                   PRINCIPAL
                                                     ASSETS                    AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT...........................        5.6%
  Citigroup, 4.00%, (Agreement dated 10/31/05
     to be repurchased at $8,701,967 on
     11/1/05. Collateralized by a U.S.
     Government Security, 4.57% with a value of
     $8,875,708, due 6/15/09)                                                $ 8,701,000    $  8,701,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENT
     (Cost $8,701,000)                                                                         8,701,000
                                                                                            ------------
TOTAL INVESTMENTS
  (Cost $156,476,246)..........................       99.4%                                  155,350,181
OTHER ASSETS IN EXCESS
  OF LIABILITIES...............................        0.6%                                      971,953
                                                                                            ------------
Net Assets applicable to 15,069,328 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $156,322,134
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($156,322,134 / 15,069,328)                                                           $10.37
                                                                                            ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*....     49.0%
  1 Yr. Constant Maturity Treasury Based ARMS
     Countrywide Home Loan
       5.30%                                                    1/20/35   $  7,618,120   $  7,760,960
     Lehman XS Trust
       4.16%                                                   11/25/35     10,000,000     10,000,000
                                                                                         ------------
                                                                                           17,760,960
                                                                                         ------------
  HYBRID ARMS
     Adjustable Rate Mortgage Trust
       5.27%                                                   10/25/35      8,904,666      8,748,834
     American Home Mortgage Investment Trust
       3.71%                                                   10/25/34      6,533,906      6,413,438
     Banc of America Mortgage Securities
       4.14%                                                    3/25/32      2,997,537      2,951,520
       3.33%                                                    4/25/33        596,939        593,022
     Countrywide Alternative Loan Trust
       5.28%                                                   12/25/34      8,075,224      7,946,525
     Fannie Mae
       4.75%                                                    11/1/34     16,453,219     16,337,601
     First Horizon Alternative Mortgage
       Securities
       5.53%                                                    7/25/35     11,432,106     11,321,357
     Freddie Mac
       5.13%                                                     4/1/35      7,896,099      7,741,446
     JP Morgan Mortgage Trust
       4.91%                                                   12/25/34      4,070,068      3,993,754
     Merrill Lynch Mortgage Investors, Inc.
       4.44%                                                    6/25/35     10,000,000      9,643,750
     Morgan Stanley Mortgage Loan Trust
       5.47%                                                   10/25/34     11,000,000     10,955,313
       4.92%                                                    9/25/34     15,000,000     14,700,000
       4.22%                                                    8/25/34      6,652,934      6,540,666
     Structured Adjustable Rate Mortgage Loan
       Trust
       4.42%                                                    4/25/34     10,939,519     10,577,147
                                                                                         ------------
                                                                                          118,464,373
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $139,090,912)                                                                  136,225,333
                                                                                         ------------
AGENCY OBLIGATIONS..............................      0.7%
     Freddie Mac
       5.75%                                                    3/15/09      2,000,000      2,062,799
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $1,881,249)                                                                      2,062,799
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........     46.7%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15   $    735,256   $    767,768
       7.00%                                                     3/1/15      1,313,558      1,371,642
       7.00%                                                     3/1/15        706,583        737,827
       7.50%                                                    11/1/15        960,365      1,009,771
       6.50%                                                     1/1/16        999,598      1,034,233
       6.00%                                                     6/1/16      2,333,076      2,387,576
       6.00%                                                     7/1/17      1,291,334      1,321,499
       6.00%                                                     7/1/17      2,171,534      2,222,260
       5.50%                                                     9/1/17      3,838,264      3,868,400
     Freddie Mac
       7.50%                                                     1/1/10        638,772        671,634
       6.00%                                                     6/1/17      2,437,659      2,492,316
                                                                                         ------------
                                                                                           17,884,926
                                                                                         ------------
  20 Yr. Securities
     Freddie Mac Gold
       5.50%                                                    12/1/24      9,039,574      8,997,554
                                                                                         ------------
  Collateralized Mortgage Obligations
     Fannie Mae
       5.00%                                                    9/25/35      6,782,533      6,708,332
     Freddie Mac
       4.00%                                                   12/15/16     14,043,019     13,630,138
       5.00%                                                    8/15/23     13,177,000     13,174,179
       5.00%                                                    2/15/27     10,000,000      9,865,906
       4.50%                                                    5/15/28     10,000,000      9,656,501
       4.50%                                                    3/15/29      5,000,000      4,890,086
       5.00%                                                    4/15/29      3,124,000      3,021,315
       4.50%                                                    5/15/30      7,803,492      7,573,312
       6.00%                                                    5/15/30     10,000,000     10,168,669
       6.00%                                                    3/15/31     12,500,000     12,696,194

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
     Structured Asset Securities Corp.
       5.00%                                                   12/25/34   $ 11,496,305   $ 11,435,230
                                                                                         ------------
                                                                                          102,819,862
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $131,175,489)                                                                  129,702,342
                                                                                         ------------
U.S. TREASURY OBLIGATIONS.......................      0.7%
  U.S. Treasury Note
       4.25%                                                   11/15/14      2,000,000      1,951,250
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $2,029,342)                                                                      1,951,250
                                                                                         ------------
REPURCHASE AGREEMENT............................      3.8%
  Citigroup, 4.00%, (Agreement dated 10/31/05 to
     be repurchased at $10,634,181 on 11/1/05.
     Collateralized by a U.S. Government
     Security, 4.57% with a value of
     $10,846,221, due 6/15/09)                                              10,633,000     10,633,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENT
     (Cost $10,633,000)                                                                    10,633,000
                                                                                         ------------
TOTAL INVESTMENTS
     (Cost $284,809,992)........................    100.9%                                280,574,724
LIABILITIES IN EXCESS OF OTHER ASSETS...........     (0.9%)                                (2,613,693)
                                                                                         ------------
Net Assets applicable to 29,961,797 Shares of
  Common Stock issued and outstanding...........    100.0%                               $277,961,031
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($277,961,031 / 29,961,797)                                                         $9.28
                                                                                         ============

--------------------------------------------------------------------------------

* The rates presented are the rates in effect at October 31, 2005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*....     10.8%
  HYBRID ARMS
     Freddie Mac
       5.16%                                                     5/1/35   $ 13,292,778   $ 13,172,265
     Wells Fargo Mortgage Backed Securities
       Trust
       4.81%                                                    7/25/34      5,000,000      4,779,688
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES*
     (Cost $18,148,517)                                                                    17,951,953
                                                                                         ------------
AGENCY OBLIGATIONS..............................      1.9%
     Freddie Mac
       5.75%                                                    3/15/09      3,000,000      3,094,198
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $2,837,296)                                                                      3,094,198
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES..........     84.5%
  15 Yr. Securities
     Fannie Mae
       7.00%                                                     3/1/15      1,184,566      1,236,946
       5.00%                                                     3/1/18      2,145,446      2,120,137
                                                                                         ------------
                                                                                            3,357,083
                                                                                         ------------
  20 Yr. Securities
     Freddie Mac
       5.50%                                                    10/1/24     12,030,709     11,974,786
                                                                                         ------------
  30 Yr. Securities
     Fannie Mae
       5.00%                                                     8/1/33     12,092,486     11,678,224
       5.50%                                                    11/1/33     13,584,211     13,419,184
       5.50%                                                     4/1/34      5,897,017      5,825,378
       6.00%                                                     6/1/34      5,420,018      5,481,205
       5.50%                                                     7/1/34     11,023,684     10,884,597
       5.50%                                                     8/1/34     10,496,451     10,366,640
       5.50%                                                     9/1/34     13,130,137     12,964,473
       5.50%                                                    11/1/34      8,053,474      7,948,087
       6.50%                                                     1/1/35      8,392,330      8,618,858
       6.00%                                                     4/1/35     10,158,308     10,250,765
       6.00%                                                     7/1/35      6,768,176      6,829,777
       5.00%                                                     9/1/35      4,974,379      4,788,422
     Freddie Mac
       6.00%                                                     4/1/33      4,474,767      4,522,486
       5.50%                                                    10/1/34      8,957,781      8,851,898

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET                 PRINCIPAL
                                                    ASSETS     MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------
     Government National Mortgage Association
       7.50%                                                    2/15/24   $    645,140   $    684,435
       7.00%                                                    4/15/27        692,806        733,319
       6.00%                                                    1/15/29      1,201,394      1,230,397
                                                                                         ------------
                                                                                          125,078,145
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $142,517,268)                                                                  140,410,014
                                                                                         ------------
U.S. TREASURY OBLIGATIONS.......................      0.6%
     U.S. Treasury Note
       4.00%                                                    6/15/09      1,000,000        985,234
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $1,012,903)                                                                        985,234
                                                                                         ------------
REPURCHASE AGREEMENT............................      1.9%
  Citigroup, 4.00%, (Agreement dated 10/31/05 to
     be repurchased at $3,152,350 on 11/1/05.
     Collateralized by a U.S. Government
     Security, 4.57% with a value of $3,215,306,
     due 6/15/09)                                                            3,152,000      3,152,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENT
     (Cost $3,152,000)                                                                      3,152,000
                                                                                         ------------
TOTAL INVESTMENTS
     (Cost $167,667,984)........................     99.7%                                165,593,399
OTHER ASSETS IN EXCESS OF LIABILITIES...........      0.3%                                    454,696
                                                                                         ------------
Net Assets applicable to 16,294,965 Shares of
  Common Stock issued and outstanding...........    100.0%                               $166,048,095
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($166,048,095 / 16,294,965)                                                        $10.19
                                                                                         ============

--------------------------------------------------------------------------------
* The rates presented are the rates in effect at October 31, 2005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                                                                            U.S.
                                   MONEY       ULTRA SHORT                  SHORT U.S.    INTERMEDIATE   GOVERNMENT
                                   MARKET       MORTGAGE      ULTRA SHORT   GOVERNMENT      MORTGAGE      MORTGAGE
                                    FUND          FUND           FUND          FUND           FUND          FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income............  $1,779,679   $ 97,875,155    $ 9,148,314   $ 5,502,346   $12,962,215    $ 8,695,892
                                 ----------   ------------    -----------   -----------   -----------    -----------
    Operating expenses:
      Investment advisory......      90,169     13,407,189      1,182,698       368,166     1,008,480        422,819
      Distribution -- Class I
        Shares.................      60,539      7,506,347        657,051       220,901       432,209        253,693
      Distribution -- Class D
        Shares.................     118,520             --             --            --            --             --
      Fund accounting..........          --         10,546          2,858         2,678         2,724          1,294
      Administration...........      18,034        600,248         78,845        44,179        86,440         50,737
      Custodian................      15,924        283,800         45,713        26,724        43,365         28,339
      Transfer agent...........       5,456         69,764          7,005         2,898         2,770          1,650
      Legal....................       5,356        322,988         28,766        15,305        25,758         17,902
      Chief Compliance
        Officer................       1,441         84,990          7,563         4,000         7,575          4,764
      Trustees.................       1,851        108,572          9,546         5,133        10,235          6,081
      Other....................      25,412        405,936         51,013        44,467        48,404         32,426
                                 ----------   ------------    -----------   -----------   -----------    -----------
      Total expenses before fee
        reductions.............     342,702     22,800,380      2,071,058       734,451     1,667,960        819,705
      Expenses reduced by
        Investment Adviser.....     (90,169)    (5,900,842)      (525,647)           --      (288,136)            --
      Expenses reduced by
        Distributor............     (60,113)    (3,002,517)      (262,819)           --            --             --
                                 ----------   ------------    -----------   -----------   -----------    -----------
        Net expenses...........     192,420     13,897,021      1,282,592       734,451     1,379,824        819,705
                                 ----------   ------------    -----------   -----------   -----------    -----------
        Net investment income..   1,587,259     83,978,134      7,865,722     4,767,895    11,582,391      7,876,187
                                 ----------   ------------    -----------   -----------   -----------    -----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) FROM
  INVESTMENT ACTIVITIES:
    Realized gains/(losses)
      from investment
      transactions.............        (407)    (5,305,620)      (311,117)   (1,235,069)   (1,454,576)       442,997
    Change in unrealized
      appreciation/depreciation
      from investments.........          --    (24,363,462)    (2,150,876)   (1,572,002)   (7,232,608)    (6,717,868)
                                 ----------   ------------    -----------   -----------   -----------    -----------
    Net realized/unrealized
      gains/(losses) from
      investments..............        (407)   (29,669,082)    (2,461,993)   (2,807,071)   (8,687,184)    (6,274,871)
                                 ----------   ------------    -----------   -----------   -----------    -----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS..............  $1,586,852   $ 54,309,052    $ 5,403,729   $ 1,960,824   $ 2,895,207    $ 1,601,316
                                 ==========   ============    ===========   ===========   ===========    ===========
--------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       MONEY MARKET FUND
                                                              ------------------------------------
                                                                 YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 2005    OCTOBER 31, 2004
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $   1,587,259       $     487,094
     Net realized gains/(losses) from investments...........            (407)                 --
                                                               -------------       -------------
       Change in net assets resulting from operations.......       1,586,852             487,094
                                                               -------------       -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................      (1,147,360)           (376,981)
  Dividends paid to Class D stockholders:
     From net investment income.............................        (439,899)           (110,113)
                                                               -------------       -------------
       Total dividends paid to stockholders.................      (1,587,259)           (487,094)
                                                               -------------       -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................     261,705,750         212,174,352
     Proceeds from shares issued in merger..................      57,338,008                  --
     Shares issued to stockholders in reinvestment of
      dividends.............................................         973,762             337,606
     Cost of shares repurchased.............................    (270,589,202)       (221,365,484)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................     501,905,079         385,481,528
     Shares issued to stockholders in reinvestment of
      dividends.............................................         278,693              47,207
     Cost of shares repurchased.............................    (482,650,150)       (389,965,369)
                                                               -------------       -------------
       Net increase (decrease) in net assets from capital
        transactions........................................      68,961,940         (13,290,160)
                                                               -------------       -------------
       Total increase (decrease) in net assets..............      68,961,533         (13,290,160)
Net Assets:
  Beginning of year.........................................      50,971,832          64,261,992
                                                               -------------       -------------
  End of year...............................................   $ 119,933,365       $  50,971,832
                                                               =============       =============
Undistributed (distributions in excess of) net investment
  income....................................................              --                  --

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                 ULTRA SHORT                       ULTRA SHORT
                                                MORTGAGE FUND                         FUND
                                      -----------------------------------------------------------------
                                        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                        OCTOBER 31,       OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                           2005              2004             2005            2004
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income...........  $    83,978,134   $    73,324,083   $   7,865,722   $   5,652,745
    Net realized gains (losses) from
       investments..................       (5,305,620)       (9,290,088)       (311,117)       (825,070)
    Change in unrealized
       appreciation/depreciation
       from investments.............      (24,363,462)        3,530,500      (2,150,876)         30,025
                                      ---------------   ---------------   -------------   -------------
       Change in net assets
         resulting from
         operations.................       54,309,052        67,564,495       5,403,729       4,857,700
                                      ---------------   ---------------   -------------   -------------
  Dividends paid to stockholders:
    From net investment income......      (96,715,388)      (87,074,818)     (8,979,200)     (6,485,357)
                                      ---------------   ---------------   -------------   -------------
       Total dividends paid to
         stockholders...............      (96,715,388)      (87,074,818)     (8,979,200)     (6,485,357)
                                      ---------------   ---------------   -------------   -------------
  Capital Transactions:
    Proceeds from sale of shares....    1,228,989,682     2,244,424,388      58,082,019     185,331,981
    Proceeds from shares issued in
       merger.......................               --                --              --              --
    Shares issued to stockholders in
       reinvestment of dividends....       50,763,580        50,798,140       4,339,967       3,213,793
    Cost of shares repurchased......   (1,880,073,755)   (3,555,626,724)   (118,398,525)   (147,237,653)
                                      ---------------   ---------------   -------------   -------------
       Change in net assets from
         capital transactions.......     (600,320,493)   (1,260,404,196)    (55,976,539)     41,308,121
                                      ---------------   ---------------   -------------   -------------
       Change in net assets.........     (642,726,829)   (1,279,914,519)    (59,552,010)     39,680,464
Net Assets:
  Beginning of year.................    3,317,024,383     4,596,938,902     291,348,513     251,668,049
                                      ---------------   ---------------   -------------   -------------
  End of year.......................  $ 2,674,297,554   $ 3,317,024,383   $ 231,796,503   $ 291,348,513
                                      ===============   ===============   =============   =============
Undistributed (distributions in
  excess of) net investment
  income............................  $        38,840   $    (1,090,971)  $      57,624   $      10,408
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       SHORT U.S. GOVERNMENT          INTERMEDIATE MORTGAGE            U.S. GOVERNMENT
                FUND                          FUND                      MORTGAGE FUND
--------------------------------------------------------------------------------------------
     YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
        2005           2004            2005           2004           2005           2004
--------------------------------------------------------------------------------------------
    $  4,767,895   $   4,605,342   $ 11,582,391   $  9,349,175   $  7,876,187   $  6,669,616
      (1,235,069)        517,417     (1,454,576)    (1,442,590)       442,997     (2,022,919)
      (1,572,002)     (1,221,548)    (7,232,608)       763,779     (6,717,868)     3,133,197
    ------------   -------------   ------------   ------------   ------------   ------------
       1,960,824       3,901,211      2,895,207      8,670,364      1,601,316      7,779,894
    ------------   -------------   ------------   ------------   ------------   ------------
      (5,316,782)     (5,009,529)   (11,947,390)   (10,181,481)    (8,070,389)    (7,450,517)
    ------------   -------------   ------------   ------------   ------------   ------------
      (5,316,782)     (5,009,529)   (11,947,390)   (10,181,481)    (8,070,389)    (7,450,517)
    ------------   -------------   ------------   ------------   ------------   ------------
         479,006      37,505,664          5,861      6,536,412      8,536,787     14,762,850
      37,647,694              --             --             --             --             --
       2,938,848       2,867,566      4,587,877      4,241,126      6,376,177      5,105,098
     (34,639,544)   (118,618,032)   (15,888,564)   (58,816,046)    (9,263,751)   (57,895,104)
    ------------   -------------   ------------   ------------   ------------   ------------
       6,426,004     (78,244,802)   (11,294,826)   (48,038,508)     5,649,213    (38,027,156)
    ------------   -------------   ------------   ------------   ------------   ------------
       3,070,046     (79,353,120)   (20,347,009)   (49,549,625)      (819,860)   (37,697,779)
     153,252,088     232,605,208    298,308,040    347,857,665    166,867,955    204,565,734
    ------------   -------------   ------------   ------------   ------------   ------------
    $156,322,134   $ 153,252,088   $277,961,031   $298,308,040   $166,048,095   $166,867,955
    ============   =============   ============   ============   ============   ============
    $    (11,663)  $      (8,832)  $       (669)  $     (2,974)  $    (28,735)  $    (16,427)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS I SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                                  2005           2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.......       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
                                                --------       --------    --------    --------    --------
Income from investment operations:
  Net investment income..................         0.0264         0.0104      0.0096      0.0152      0.0441
  Net realized losses from investments...             --(a)          --          --          --          --
                                                --------       --------    --------    --------    --------
       Total from investment
          operations.....................         0.0264         0.0104      0.0096      0.0152      0.0441
                                                --------       --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..........        (0.0264)       (0.0104)    (0.0096)    (0.0152)    (0.0441)
                                                --------       --------    --------    --------    --------
     Net asset value, end of year........       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
                                                ========       ========    ========    ========    ========
     Total return........................          2.68%          1.04%       0.97%       1.54%       4.50%
Ratios/Supplemental data:
  Net assets, end of year (in 000's).....       $ 81,311       $ 31,883    $ 40,737    $ 30,571    $ 45,491
  Ratio of expenses to average net
     assets..............................          0.17%          0.11%       0.18%       0.26%       0.30%
  Ratio of net investment income to
     average net assets..................          2.84%          1.04%       0.96%       1.53%       4.31%
  Ratio of expenses to average net
     assets*.............................          0.42%          0.41%       0.39%       0.41%       0.45%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS D SHARES
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------
                                                    2005       2004       2003       2002       2001
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year............... $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                  --------   --------   --------   --------   --------
Income from investment operations:
  Net investment income..........................   0.0219     0.0054     0.0046     0.0104     0.0397
  Net realized losses from investments...........       --(a)       --        --         --         --
                                                  --------   --------   --------   --------   --------
       Total from investment operations..........   0.0219     0.0054     0.0046     0.0104     0.0397
                                                  --------   --------   --------   --------   --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..................  (0.0219)   (0.0054)   (0.0046)   (0.0104)   (0.0397)
                                                  --------   --------   --------   --------   --------
Net asset value, end of year..................... $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                  ========   ========   ========   ========   ========
       Total return..............................    2.22%      0.54%      0.47%      1.05%      4.04%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)............. $ 38,622   $ 19,089   $ 23,525   $ 15,039   $  8,787
  Ratio of expenses to average net assets........    0.63%      0.61%      0.67%      0.75%      0.75%
  Ratio of net investment income to average net
     assets......................................    2.23%      0.54%      0.45%      1.04%      3.46%
  Ratio of expenses to average net assets*.......    0.88%      0.86%      0.84%      0.86%      0.91%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share were less than $0.00005.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                YEAR ENDED OCTOBER 31,
                                          -------------------------------------------------------------------
                                               2005            2004         2003         2002        2001+
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year......    $     9.83      $     9.88   $     9.95   $     9.97   $     9.86
                                            ----------      ----------   ----------   ----------   ----------
Income from investment operations:
  Net investment income.................        0.2706          0.1824       0.1778       0.2947       0.5319
  Net realized and unrealized gains
     (losses) from investments..........       (0.0930)        (0.0070)     (0.0230)      0.0124       0.1386
                                            ----------      ----------   ----------   ----------   ----------
       Total from investment
          operations....................        0.1776          0.1754       0.1548       0.3071       0.6705
                                            ----------      ----------   ----------   ----------   ----------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.........       (0.3176)        (0.2254)     (0.2248)     (0.3271)     (0.5605)
                                            ----------      ----------   ----------   ----------   ----------
Change in net asset value...............         (0.14)          (0.05)       (0.07)       (0.02)        0.11
                                            ----------      ----------   ----------   ----------   ----------
Net asset value, end of year............    $     9.69      $     9.83   $     9.88   $     9.95   $     9.97
                                            ==========      ==========   ==========   ==========   ==========
Total return............................         1.83%           1.79%        1.57%        3.13%        6.98%
Ratios/Supplemental data:
  Net assets, end of year (in 000's)....    $2,674,298      $3,317,024   $4,596,939   $3,389,975   $2,064,844
  Ratio of expenses to average net
     assets.............................         0.46%           0.44%        0.44%        0.45%        0.49%
  Ratio of net investment income to
     average net assets.................         2.80%           1.92%        1.72%        2.91%        5.37%
  Ratio of expenses to average net
     assets*............................         0.76%           0.72%        0.71%        0.75%        0.79%
  Portfolio turnover rate...............           63%             50%         117%         107%          72%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 + Net investment income is based on average shares outstanding through the period.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                                               NOVEMBER 14,
                                                           YEAR ENDED OCTOBER 31,               2001(A) TO
                                                   --------------------------------------      OCTOBER 31,
                                                        2005           2004        2003            2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........       $   9.87       $   9.92    $   9.95        $  10.00
                                                      --------       --------    --------        --------
Income from investment operations:
  Net investment income........................         0.2909         0.1985      0.1601          0.2204
  Net realized and unrealized gains (losses)
     from investments..........................        (0.0832)       (0.0217)     0.0242          0.0058
                                                      --------       --------    --------        --------
       Total from investment operations........         0.2077         0.1768      0.1843          0.2262
                                                      --------       --------    --------        --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income................        (0.3377)       (0.2268)    (0.2143)        (0.2762)
                                                      --------       --------    --------        --------
Change in net asset value......................          (0.13)         (0.05)      (0.03)          (0.05)
                                                      --------       --------    --------        --------
Net asset value, end of period.................       $   9.74       $   9.87    $   9.92        $   9.95
                                                      ========       ========    ========        ========
Total return...................................          2.14%          1.80%       1.87%           2.29%(b)
Ratios/Supplemental data:
  Net assets, end of period (in 000's).........       $231,797       $291,349    $251,668        $287,116
  Ratio of expenses to average net assets......          0.49%          0.47%       0.47%           0.50%(c)
  Ratio of net investment income to average net
     assets....................................          2.99%          2.00%       1.66%           2.11%(c)
  Ratio of expenses to average net assets*.....          0.79%          0.77%       0.77%           0.80%(c)
  Portfolio turnover rate......................            36%           118%        126%            127%(b)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                                  2005           2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.......       $  10.61       $  10.68    $  10.78    $  10.75    $  10.34
                                                --------       --------    --------    --------    --------
Income from investment operations:
  Net investment income..................         0.3421         0.2640      0.2738      0.3512      0.5652
  Net realized and unrealized gains
     (losses) from investments...........        (0.2035)       (0.0415)    (0.0686)     0.0674      0.4086
                                                --------       --------    --------    --------    --------
       Total from investment
          operations.....................         0.1386         0.2225      0.2052      0.4186      0.9738
                                                --------       --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..........        (0.3786)       (0.2925)    (0.3052)    (0.3886)    (0.5638)
                                                --------       --------    --------    --------    --------
Change in net asset value................          (0.24)         (0.07)      (0.10)       0.03        0.41
                                                --------       --------    --------    --------    --------
Net asset value, end of year.............       $  10.37       $  10.61    $  10.68    $  10.78    $  10.75
                                                ========       ========    ========    ========    ========
Total return.............................          1.33%          2.11%       1.92%       3.98%       9.66%
Ratios/Supplemental data:
  Net assets, end of year (in 000's).....       $156,322       $153,252    $232,605    $162,170    $191,632
  Ratio of expenses to average net
     assets..............................          0.50%          0.48%       0.47%       0.49%       0.51%
  Ratio of net investment income to
     average net assets..................          3.24%          2.50%       2.47%       3.35%       5.25%
  Portfolio turnover rate................            95%           152%         72%         75%         54%

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                                  2005           2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.......       $   9.57       $   9.62    $   9.79    $   9.83    $   9.33
                                                --------       --------    --------    --------    --------
Income from investment operations:
  Net investment income..................         0.3792         0.2892      0.2525      0.4155      0.5675
  Net realized and unrealized gains
     (losses) from investments...........        (0.2778)       (0.0233)    (0.1156)    (0.0213)     0.4861
                                                --------       --------    --------    --------    --------
       Total from investment
          operations.....................         0.1014         0.2659      0.1369      0.3942      1.0536
                                                --------       --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..........        (0.3914)       (0.3159)    (0.3069)    (0.4342)    (0.5536)
                                                --------       --------    --------    --------    --------
Change in net asset value................          (0.29)         (0.05)      (0.17)      (0.04)       0.50
                                                --------       --------    --------    --------    --------
Net asset value, end of year.............       $   9.28       $   9.57    $   9.62    $   9.79    $   9.83
                                                ========       ========    ========    ========    ========
Total return.............................          1.07%          2.81%       1.41%       4.13%      11.59%
Ratios/Supplemental data:
  Net assets, end of year (in 000's).....       $277,961       $298,308    $347,858    $240,645    $204,891
  Ratio of expenses to average net
     assets..............................          0.48%          0.47%       0.47%       0.47%       0.50%
  Ratio of net investment income to
     average net assets..................          4.02%          3.02%       2.52%       4.28%       5.74%
  Ratio of expenses to average net
     assets*.............................          0.58%          0.57%       0.57%       0.57%       0.60%
  Portfolio turnover rate................            95%           148%         98%         54%         47%

--------------------------------------------------------------------------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                                  2005           2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.......       $  10.59       $  10.56    $  10.77    $  10.83    $  10.27
                                                --------       --------    --------    --------    --------
Income from investment operations:
  Net investment income..................         0.4855         0.3875      0.3689      0.5116      0.6381
  Net realized and unrealized gains
     (losses) on investments.............        (0.3880)        0.0795     (0.1511)    (0.0377)     0.5590
                                                --------       --------    --------    --------    --------
     Total from investment operations....         0.0975         0.4670      0.2178      0.4739      1.1971
                                                --------       --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income..........        (0.4975)       (0.4370)    (0.4278)    (0.5339)    (0.6371)
                                                --------       --------    --------    --------    --------
Change in net asset value................          (0.40)          0.03       (0.21)      (0.06)       0.56
                                                --------       --------    --------    --------    --------
Net asset value, end of year.............       $  10.19       $  10.59    $  10.56    $  10.77    $  10.83
                                                ========       ========    ========    ========    ========
Total return.............................          0.92%          4.52%       2.04%       4.54%      11.99%
Ratios/Supplemental data:
  Net assets, end of year (in 000's).....       $166,048       $166,868    $204,566    $ 94,154    $105,713
  Ratio of expenses to average net
     assets..............................          0.48%          0.47%       0.47%       0.47%       0.50%
  Ratio of net investment income to
     average net assets..................          4.66%          3.70%       3.39%       4.80%       6.09%
  Portfolio turnover rate................            71%           171%        102%         82%         86%

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of October 31, 2005, the Trust is authorized to issue an unlimited number of shares in six separate Funds: the Money Market Fund, the Ultra Short Mortgage Fund (formerly the Adjustable Rate Mortgage (ARM) Fund), the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote. The Trust maintains an insurance policy which insures its officers and trustees against certain civil liabilities.

On August 26, 2005, Liquidity Fund and Fund One of the Bank Investment Fund, reorganized into the Money Market Fund and Short U.S. Government Fund, respectively. The reorganizations were structured as tax-free transactions for federal income tax purposes. The details of the reorganizations are as follows:

--------------------------------------------------------------------------------------------------------------
                                                          BEFORE REORGANIZATION           AFTER REORGANIZATION
                                                   -----------------------------------------------------------
                                                   MONEY MARKET FUND    LIQUIDITY FUND     MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
Net Assets.....................................      $ 57,735,976        $57,338,008          $115,073,984
Shares Outstanding.............................        57,747,517             57,338           115,085,650
Net Asset Value per share......................      $       1.00        $  1,000.00          $       1.00
Unrealized appreciation/depreciation...........      $       (407)       $        --          $       (407)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                          BEFORE REORGANIZATION           AFTER REORGANIZATION
                                                   -----------------------------------------------------------
                                                      SHORT U.S.                               SHORT U.S.
                                                    GOVERNMENT FUND        FUND ONE         GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------
Net Assets.....................................      $130,350,698        $37,647,694          $167,998,392
Shares Outstanding.............................        12,517,388             38,529            16,132,631
Net Asset Value per share......................      $      10.41        $    977.13          $      10.41
Unrealized appreciation/depreciation...........      $   (676,871)       $        --          $   (676,871)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  As of October 31, 2005, the Funds' investments are generally valued at prices obtained from an independent pricing service or, for certain securities, the Board of Trustees has approved the daily use of a matrix pricing system developed by the Adviser that the Board believes reflects the fair value of such securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. The value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. As of October 31, 2005, the Funds did not own any when-issued or delayed-delivery securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL INCOME TAXES

  No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America re-

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

quires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

B. Fees and transactions with affiliates were as follows:

  Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is majority-owned by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D. Shay, Jr., a member of the Board of Trustees and the President of SAMI and Shay Financial Services, Inc
(SFSI).

  As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is 0.15% of the first $500 million, 0.125% of the next $500 million, and 0.10% of such net assets in excess of $1 billion. The Adviser waived its entire fee for the year ended October 31, 2005.

  The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of such net assets in excess of $5 billion. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2005.

  The investment advisory fee rate for the Ultra Short Fund is 0.45% of the average daily net assets. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2005.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is 0.25% of the first $500 million, 0.175% of the next $500 million, 0.125% of the next $500 million, and 0.10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Intermediate Mortgage Fund is 0.35% of the first $500 million, 0.275% of the next $500 million, 0.20% of the next $500 million, and 0.10% of such net assets in excess of $1.5 billion. The Adviser waived a portion of its fee so that the Fund paid 0.25% of average daily net assets for the year ended October 31, 2005.

  The Adviser has agreed to reduce its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds 0.75%.

  SFSI serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is majority-owned by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust, and Rodger D.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

Shay, Jr., a member of the Board of Trustees and the President of SAMI and SFSI.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $1 billion, and 0.075% of such combined net assets in excess of $2 billion. The Distributor waived a portion of its 12b-1 fee for the Class I Shares of the Money Market Fund. The Money Market distribution fee waiver amounted to $40,360 for Class I Shares for the year ended October 31, 2005.

  The distribution fee rate for the Money Market Fund Class D Shares is 0.60% of average daily net assets. The Distributor waived a portion of the 12b-1 fees so that Total Fund Operating Expenses do not exceed 0.75% of average daily net assets. The Money Market Fund Class D Shares distribution fee waiver amounted to $19,753 for the year ended October 31, 2005.

  The distribution fee rate for each of the Ultra Short Mortgage Fund and the Ultra Short Fund, computed separately, is 0.25% of average daily net assets. The Distributor waived a portion of its fee so that the Ultra Short Mortgage Fund and the Ultra Short Fund paid 0.15% of average daily net assets for the year ended October 31, 2005.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: 0.15% of the first $500 million, 0.125% of the next $500 million, 0.10% of the next $500 million, and 0.075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), serves the Trust as administrator (the "Administrator"), fund accountant and transfer agent (the "Transfer Agent"). BISYS Ohio is a wholly-owned subsidiary of The BISYS Group, Inc. The fee rate for BISYS Ohio's services for each of the Funds, computed separately, is as follows: 0.03% of the first $1 billion, 0.02% of the next $1 billion, and 0.01% of such net assets in excess of $2 billion, with a minimum annual fee of $393,200 for the Trust. In addition, the Transfer Agent receives a $15.00 per account per Fund annual processing fee.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Funds' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $100,000 for the year ended October 31, 2005, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

C. Transactions in shares of the Trust for the years ended October 31, 2005 and October 31, 2004, were as follows:

----------------------------------------------------------------------------------------------------
                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                   YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2005    OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       261,705,751         212,174,352
  Shares issued in merger...................................        57,338,008                  --
  Shares issued to stockholders in reinvestment dividends...           973,762             337,606
  Shares repurchased........................................      (270,589,202)       (221,365,484)
                                                                  ------------        ------------
  Net increase (decrease)...................................        49,428,319          (8,853,526)
  Shares Outstanding
     Beginning of year......................................        31,894,313          40,747,839
                                                                  ------------        ------------
     End of year............................................        81,322,632          31,894,313
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................       501,905,079         385,481,528
  Shares issued to stockholders in reinvestment dividends...           278,693              47,207
  Shares repurchased........................................      (482,650,150)       (389,965,369)
                                                                  ------------        ------------
  Net increase (decrease)...................................        19,533,622          (4,436,634)
  Shares Outstanding
     Beginning of year......................................        19,089,062          23,525,696
                                                                  ------------        ------------
     End of year............................................        38,622,684          19,089,062
                                                                  ============        ============
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                          ULTRA SHORT MORTGAGE FUND                  ULTRA SHORT FUND
                                     --------------------------------------------------------------------------
                                        YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares...................     125,368,028        227,675,417         5,906,390          18,676,184
  Shares issued to stockholders in
     reinvestment dividends........       5,195,013          5,149,608           442,285             324,470
  Shares repurchased...............    (192,009,060)      (360,583,381)      (12,057,722)        (14,857,663)
                                       ------------       ------------       -----------         -----------
  Net increase (decrease)..........     (61,446,019)      (127,758,356)       (5,709,047)          4,142,991
  Shares Outstanding
     Beginning of year.............     337,306,907        465,065,263        29,506,245          25,363,254
                                       ------------       ------------       -----------         -----------
     End of year...................     275,860,888        337,306,907        23,797,198          29,506,245
                                       ============       ============       ===========         ===========
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                          SHORT U.S. GOVERNMENT FUND            INTERMEDIATE MORTGAGE FUND
                                      -------------------------------------------------------------------------
                                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2005   OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares....................         45,381          3,507,202                616            678,786
  Shares issued in merger...........      3,615,243                 --                 --                 --
  Shares issued to stockholders in
     reinvestment dividends.........        280,471            269,378            485,783            442,694
  Shares repurchased................     (3,313,114)       (11,118,104)        (1,683,081)        (6,108,666)
                                         ----------        -----------         ----------         ----------
  Net increase (decrease)...........        627,981         (7,341,524)        (1,196,682)        (4,987,186)
  Shares Outstanding
     Beginning of year..............     14,441,347         21,782,871         31,158,479         36,145,665
                                         ----------        -----------         ----------         ----------
     End of year....................     15,069,328         14,441,347         29,961,797         31,158,479
                                         ==========        ===========         ==========         ==========
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                 U.S. GOVERNMENT MORTGAGE FUND
                                                              -----------------------------------
                                                                 YEAR ENDED         YEAR ENDED
                                                              OCTOBER 31, 2005   OCTOBER 31, 2004
-------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................        811,407          1,395,535
  Shares issued to stockholders in reinvestment dividends...        611,314            484,542
  Shares repurchased........................................       (887,848)        (5,487,343)
                                                                 ----------         ----------
  Net increase (decrease)...................................        534,873         (3,607,266)
  Shares Outstanding
     Beginning of year......................................     15,760,092         19,367,358
                                                                 ----------         ----------
     End of year............................................     16,294,965         15,760,092
                                                                 ==========         ==========
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

D. At October 31, 2005, Net Assets consisted of the following:

-------------------------------------------------------------------------------------------------------------------
                                                                       SHORT U.S.    INTERMEDIATE   U.S. GOVERNMENT
                       MONEY MARKET    ULTRA SHORT     ULTRA SHORT     GOVERNMENT      MORTGAGE        MORTGAGE
                           FUND       MORTGAGE FUND        FUND           FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------
Capital..............  $120,129,551   $2,768,772,379   $238,958,865   $162,109,019   $292,453,553    $175,943,089
Undistributed
  (distributions in
  excess of) net
  investment
  income.............            --           38,840         57,624        (11,663)          (669)        (28,735)
Accumulated net
  realized
  gain/(loss)........      (196,186)     (88,265,575)    (6,323,807)    (4,649,157)   (10,256,585)     (7,791,674)
Net unrealized
  appreciation/(depreciation)
  of investments.....            --       (6,248,090)      (896,179)    (1,126,065)    (4,235,268)     (2,074,585)
                       ------------   --------------   ------------   ------------   ------------    ------------
Net Assets...........  $119,933,365   $2,674,297,554   $231,796,503   $156,322,134   $277,961,031    $166,048,095
                       ============   ==============   ============   ============   ============    ============
-------------------------------------------------------------------------------------------------------------------

E. At October 31, 2005, liabilities for the Funds included:

------------------------------------------------------------------------------------------------------------------------
                                                                           SHORT U.S.    INTERMEDIATE    U.S. GOVERNMENT
                          MONEY MARKET     ULTRA SHORT      ULTRA SHORT    GOVERNMENT      MORTGAGE         MORTGAGE
                              FUND        MORTGAGE FUND        FUND           FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------
Investment advisory
  payable...............         --           571,362          49,194        33,536          59,183           35,382
Administration
  payable...............        546             9,320           1,142           771           1,371              817
Distribution payable....     14,265           342,819          29,517        20,122          35,510           21,230
Fund accounting
  payable...............         --             1,131             294           387              --               24
Transfer agent
  payable...............        192             2,910             488             4              --               --
Chief Compliance Officer
  payable...............        118             7,831             747           361             800              475
Distributions payable...     72,230         5,092,322         454,651       265,954         736,803          246,778
Securities purchased
  payable...............         --                --              --            --       2,951,520               --
Capital shares sold
  payable...............         --           358,093         103,897            --              --               --
Other liabilities.......     20,546           303,538          32,211        30,740          35,626           24,119
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

F. For the year ended October 31, 2005, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

-----------------------------------------------------------------------------------------------------------
                                                             SHORT U.S.     INTERMEDIATE    U.S. GOVERNMENT
                            ULTRA SHORT      ULTRA SHORT     GOVERNMENT       MORTGAGE         MORTGAGE
                           MORTGAGE FUND         FUND           FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------
Purchases................  $1,055,931,219    $ 47,198,777    $20,663,824    $115,770,287      $4,917,187
Sales....................   1,242,422,551     114,034,006     22,050,881      81,821,075              --
-----------------------------------------------------------------------------------------------------------

For the year ended October 31, 2005, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

-----------------------------------------------------------------------------------------------------------
                                                             SHORT U.S.     INTERMEDIATE    U.S. GOVERNMENT
                            ULTRA SHORT      ULTRA SHORT     GOVERNMENT       MORTGAGE         MORTGAGE
                           MORTGAGE FUND        FUND            FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------------
Purchases................  $  693,394,593    $39,320,359    $117,694,976    $148,555,047     $111,000,494
Sales....................   1,182,639,360     66,044,663     112,565,241     188,644,415      121,526,892
-----------------------------------------------------------------------------------------------------------

G. During November 2005, the Staff of the Financial Accounting Standards Board issued their FASB Staff Position (FSP) Nos. FAS 115-1 and FAS 124-1 position titled "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." Although the FSP is not expected to have an impact on the Funds' financial statements, the guidance could affect the Funds' shareholders' financial reporting of their investments in the Funds (other than the Money Market Fund). It is unclear at this time how this guidance may impact investors' decisions surrounding the purchase or retention of investments in these Funds.

H. FEDERAL INCOME TAX INFORMATION:

  The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2005 and 2004 were as follows:

---------------------------------------------------------------------------------------------------------------
                                                  DISTRIBUTIONS PAID FROM   TOTAL TAXABLE   TOTAL DISTRIBUTIONS
2005                                                  ORDINARY INCOME       DISTRIBUTIONS          PAID*
---------------------------------------------------------------------------------------------------------------
Money Market Fund...............................        $ 1,348,467          $ 1,348,467        $ 1,348,467
Ultra Short Mortgage Fund.......................         95,359,339           95,359,339         95,359,339
Ultra Short Fund................................          8,932,070            8,932,070          8,932,070
Short U.S. Government Fund......................          5,191,523            5,191,523          5,191,523
Intermediate Mortgage Fund......................         11,907,708           11,907,708         11,907,708
U.S. Government Mortgage Fund...................          8,038,845            8,038,845          8,038,845
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                DISTRIBUTIONS PAID FROM   TOTAL TAXABLE   TOTAL DISTRIBUTIONS
2004                                                ORDINARY INCOME       DISTRIBUTIONS          PAID*
-------------------------------------------------------------------------------------------------------------
Money Market Fund.............................       $    459,677         $    459,677       $    459,677
Ultra Short Mortgage Fund.....................         88,027,977           88,027,977         88,027,977
Ultra Short Fund..............................          6,224,669            6,224,669          6,224,669
Short U.S. Government Fund....................          5,102,598            5,102,598          5,102,598
Intermediate Mortgage Fund....................         10,023,237           10,023,237         10,023,237
U.S. Government Mortgage Fund.................          7,396,992            7,396,992          7,396,992
-------------------------------------------------------------------------------------------------------------

* Total distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

  At October 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

----------------------------------------------------------------------------------------------------------
                                                                                            NET UNREALIZED
                                                          TAX UNREALIZED   TAX UNREALIZED    APPRECIATION
                                            TAX COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Money Market Fund......................  $  120,007,000     $       --      $         --     $        --
Ultra Short Mortgage Fund..............   2,672,149,000      6,982,010       (13,230,100)     (6,248,090)
Ultra Short Fund.......................     231,595,448        642,619        (1,548,381)       (905,762)
Short U.S. Government Fund.............     156,476,246        117,741        (1,243,806)     (1,126,065)
Intermediate Mortgage Fund.............     284,809,992        598,969        (4,834,237)     (4,235,268)
U.S. Government Mortgage Fund..........     167,667,984        486,958        (2,561,543)     (2,074,585)
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005

--------------------------------------------------------------------------------

  As of October 31, 2005 the components of accumulated earnings/(deficit) on a tax basis was as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                              TOTAL
                        UNDISTRIBUTED                                  ACCUMULATED        UNREALIZED       ACCUMULATED
                          ORDINARY      ACCUMULATED   DISTRIBUTIONS    CAPITAL AND       APPRECIATION/       EARNINGS
                           INCOME        EARNINGS        PAYABLE      OTHER LOSSES**   (DEPRECIATION)***    (DEFICIT)
-----------------------------------------------------------------------------------------------------------------------
Money Market Fund.....   $   72,230     $   72,230     $   (72,230)    $   (196,186)      $        --      $   (196,186)
Ultra Short Mortgage
  Fund................    5,131,162      5,131,162      (5,092,322)     (88,265,575)       (6,248,090)      (94,474,825)
Ultra Short Fund......      512,275        512,275        (454,651)      (6,314,224)         (905,762)       (7,162,362)
Short U.S. Government
  Fund................      254,291        254,291        (265,954)      (4,649,157)       (1,126,065)       (5,786,885)
Intermediate Mortgage
  Fund................      736,134        736,134        (736,803)     (10,256,585)       (4,235,268)      (14,492,522)
U.S. Government
  Mortgage Fund.......      218,043        218,043        (246,778)      (7,791,674)       (2,074,585)       (9,894,994)
-----------------------------------------------------------------------------------------------------------------------

** For federal income tax purposes at October 31, 2005, the following Funds had capital loss carryforwards. All losses are available to offset future realized capital gains, if any.

------------------------------------------------------------------------------------------------------
                          FUND                              AMOUNT     EXPIRES     AMOUNT      EXPIRES
------------------------------------------------------------------------------------------------------
Money Market Fund.......................................  $   14,744    2008     $       407    2013
Money Market Fund.......................................     181,035    2011
Ultra Short Mortgage Fund...............................   1,301,928    2006      33,378,700    2011
Ultra Short Mortgage Fund...............................   4,959,047    2007      24,633,492    2012
Ultra Short Mortgage Fund...............................   1,824,665    2008      19,172,685    2013
Ultra Short Mortgage Fund...............................   2,995,058    2010
Ultra Short Fund........................................   1,342,312    2010       1,616,100    2012
Ultra Short Fund........................................   1,849,300    2011       1,506,512    2013
Short U.S. Government Fund..............................     665,009    2007         757,854    2012
Short U.S. Government Fund..............................   1,193,651    2008       1,796,092    2013
Short U.S. Government Fund..............................     236,551    2011
Intermediate Mortgage Fund..............................     817,175    2007       3,013,622    2011
Intermediate Mortgage Fund..............................   2,029,049    2008       2,261,965    2012
Intermediate Mortgage Fund..............................     312,894    2010       1,821,880    2013
U.S. Government Mortgage Fund...........................     802,809    2007       1,808,782    2011
U.S. Government Mortgage Fund...........................   2,276,740    2008       2,721,813    2012
U.S. Government Mortgage Fund...........................     181,530    2010
------------------------------------------------------------------------------------------------------

*** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF
THE ASSET MANAGEMENT FUND

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Ultra Short Mortgage Fund (formerly the Adjustable Rate Mortgage (ARM) Fund), Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and the U.S. Government Mortgage Fund (collectively referred to as the "Funds") at October 31, 2005, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
December 22, 2005

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Richard M. Amis.........  Trustee since 1997.        President, First Federal                 6         First Financial Trust
630 Clarksville Street    Indefinite Term of Office  Community Bank since 1984; and                            Company
Paris, TX 75460                                      Director, First Financial Trust
Age: 55                                              Company since 1993
David F. Holland........  Trustee since 1993 and     Retired; Chairman of the Board,          6                 None
17 Ledgewood Circle       from 1988 to 1989.         Chief Executive Officer and
Topsfield, MA 01983       Indefinite Term of Office  President of BostonFed Bancorp
Age: 64                                              Inc. from 1995 to 2005; Chairman
                                                     of the Board from 1989 to 2005
                                                     and Chief Executive Officer from
                                                     1986 to 2005 of Boston Federal
                                                     Savings Bank
Gerald J. Levy..........  Vice Chairman of the       Chairman since 1984 and Director         6             FISERV, Inc.;
4000 W. Brown Deer Road   Board since 1997 and       since 1963, Guaranty Bank, F.S.B.                    Republic Mortgage
Milwaukee, WI 53209       Trustee since 1982.                                                            Insurance Company;
Age: 73                   Indefinite Term of Office                                                      Guaranty Financial;
                                                                                                          Federal Home Loan
                                                                                                           Bank of Chicago
William A. McKenna,       Trustee since 2002.        Retired; Chairman and Chief              7         Asset Management Fund
  Jr....................  Indefinite Term of Office  Executive Officer of Ridgewood                       Large Cap Equity
71-02 Forest Avenue                                  Savings Bank from 1992 to 2004                      Institutional Fund,
Ridgewood, NY 11385                                                                                     Inc.; RSI Retirement
Age: 69                                                                                                  Trust; St. Joseph's
                                                                                                            College; St.
                                                                                                         Vincent's Services;
                                                                                                        Boys Hope Girls Hope;
                                                                                                          Calvary Hospital
                                                                                                          Fund; Retirement
                                                                                                         System Group, Inc.;
                                                                                                           RS Group Trust
                                                                                                           Company; Irish
                                                                                                             Educational
                                                                                                             Development
                                                                                                          Foundation, Inc.;
                                                                                                         Catholic University
                                                                                                           of America; St.
                                                                                                          Aloysius School;
                                                                                                        American Institute of
                                                                                                          Certified Public
                                                                                                             Accountants
Christopher M. Owen.....  Trustee since 2005.        President and Chief Executive            6          Meriwest Mortgage,
5615 Chesbro Avenue       Indefinite Term of Office  Officer of Meriwest Credit Union                            LLC
San Jose, CA 95123                                   since 1995
Age: 59

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Maria F. Ramirez........  Trustee since 2005.        President and Chief Executive            6             Independence
One Liberty Plaza,        Indefinite Term of Office  Officer of Maria Fiorini Ramirez                      Community Bank;
46th Floor                                           Inc. (global economic and                          Schroder Hedge Funds
New York, NY 10006                                   financial consulting firm) since                       Bermuda; Pace
Age: 58                                              1992                                                 University; Notre
                                                                                                        Dame High School; Big
                                                                                                           Brother and Big
                                                                                                             Sister N.J.
INTERESTED TRUSTEES(1)
Rodger D. Shay(2).......  Chairman of the Board      Chairman and Director of Shay            7           Horizon Bank, FSB
1000 Brickell Avenue      since 1997 and Trustee     Investment Services, Inc. and
Miami, FL 33131           since 1993 and Trustee     Shay Financial Services, Inc.
Age: 69                   from 1985 to 1990.         since 1997; Director of Shay
                          Indefinite Term of Office  Assets Management, Inc. since
                                                     1997
Rodger D. Shay, Jr.(2)..  Trustee since 2002 and     President and Chief Executive            6           Family Financial
230 West Monroe Street    President since 2005.      Officer of Shay Financial                          Holdings, LLC; First
Chicago, IL 60606         Term of Office Expires     Services, Inc. since 1997;                          Financial Bank and
Age: 46                   2006                       President, Shay Assets                                     Trust
                                                     Management, Inc. since 2005
OFFICERS
Rodger D. Shay, Jr.(2)..  President since 2005.      President and Chief Executive            6           Family Financial
230 West Monroe Street    Term of Office Expires     Officer of Shay Financial                          Holdings, LLC; First
Chicago, IL 60606         2006                       Services, Inc. since 1997;                          Financial Bank and
Age: 46                                              President, Shay Assets                                     Trust
                                                     Management, Inc. since 2005
Edward E. Sammons, Jr...  President from 1998 to     Chairman of Shay Assets                  7                 None
230 West Monroe Street    2005. Vice President       Management, Inc. since 2005.
Chicago, IL 60606         since 2005. Term of        President of Shay Assets
Age: 66                   Office Expires 2006        Management, Inc. from 1997 to
                                                     2005
Robert T. Podraza.......  Vice President and         Vice President and Chief                 6                 None
1000 Brickell Avenue      Assistant Treasurer since  Compliance Officer of Shay
Miami, FL 33131           1998. Term of Office       Financial Services, Inc. since
Age: 61                   Expires 2006               1990 and 1997, respectively; Vice
                                                     President, Shay Investment
                                                     Services, Inc. since 1990; Vice
                                                     President, Shay Assets
                                                     Management, Inc. since 1990

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND
                                  (UNAUDITED)

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                          NUMBER OF
                            POSITION(S) HELD WITH                                        PORTFOLIOS
                            TRUST, LENGTH OF TIME                                          IN FUND              OTHER
                             SERVED AND TERM OF           PRINCIPAL OCCUPATION(S)          COMPLEX          DIRECTORSHIPS
 NAME, ADDRESS AND AGE             OFFICE                   DURING PAST 5 YEARS           OVERSEEN              HELD
-----------------------------------------------------------------------------------------------------------------------------
Trent M. Statczar.......  Treasurer since 2002.      Financial Services Vice President        7                 None
3435 Stelzer Road         Term of Office Expires     since 2003 and prior thereto
Columbus, OH 43219        2006                       Director and Financial Services
Age: 34                                              Manager, BISYS Fund Services
                                                     Ohio, Inc.
Daniel K. Ellenwood.....  Secretary since 1998.      Chief Compliance Officer since           7                 None
230 West Monroe Street    Term of Office Expires     2004 and prior thereto
Chicago, IL 60606         2006                       Operations/Compliance Officer and
Age: 36                                              Operations Manager, Shay Assets
                                                     Management, Inc.
Frederick J. Schmidt....  Chief Compliance Officer   Senior Vice President and Chief          7                 None
90 Park Avenue            since 2004. Term of        Compliance Officer, CCO Services
10th Floor                Office Expires 2006        of BISYS Fund Services Ohio, Inc.
New York, NY 10016                                   since 2004; Chief Compliance
Age: 46                                              Officer of four other investment
                                                     companies or fund complexes for
                                                     which CCO Services of BISYS Fund
                                                     Services Ohio, Inc. provides
                                                     compliance services since 2004;
                                                     President, FJS Associates
                                                     (regulatory consulting firm) from
                                                     2002 to 2004; Vice President,
                                                     Credit Agricole Asset Management,
                                                     U.S. from 1987 to 2002
Christine A. Cwik.......  Assistant Secretary since  Executive Secretary, Shay Assets         6                 None
230 West Monroe Street    1999. Term of Office       Management, Inc. since 1999
Chicago, IL 60606         Expires 2006
Age: 56
Alaina V. Metz..........  Assistant Secretary since  Vice President since 2002 and            7                 None
3435 Stelzer Road         1999 and Assistant         prior thereto Chief
Columbus, OH 43219        Treasurer since 2002.      Administrative Officer, BISYS
Age: 38                   Term of Office Expires     Fund Services Ohio, Inc.
                          2006

--------------------------------------------------------------------------------
(1) A trustee is an "interested person" of the Trust under the 1940 Act because the trustee serves as an officer of the Trust or holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his or her financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.
(2) Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
PROXY VOTING RESULTS
APRIL 25, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                      % OF OUTSTANDING   % OF SHARES
                                                     NO. OF SHARES         SHARES           VOTED
----------------------------------------------------------------------------------------------------
ELECTION OF TRUSTEES:
RICHARD M. AMIS
Affirmative.......................................  189,219,948.594        40.120%          98.171%
Withhold..........................................    3,525,791.522          .748%           1.829%
                                                    ---------------
                                                                           ------          -------
  Total...........................................  192,745,740.116        40.868%         100.000%
                                                    ===============
                                                                           ======          =======
DAVID F. HOLLAND
Affirmative.......................................  189,220,902.594        40.120%          98.171%
Withhold..........................................    3,524,837.522          .748%           1.829%
                                                    ---------------
                                                                           ------          -------
  Total...........................................  192,745,740.116        40.868%         100.000%
                                                    ===============
                                                                           ======          =======
GERALD J. LEVY
Affirmative.......................................  189,220,902.594        40.120%          98.171%
Withhold..........................................    3,524,837.522          .748%           1.829%
                                                    ---------------
                                                                           ------          -------
  Total...........................................  192,745,740.116        40.868%         100.000%
                                                    ===============
                                                                           ======          =======
WILLIAM A. MCKENNA, JR.
Affirmative.......................................  189,220,902.594        40.120%          98.171%
Withhold..........................................    3,524,837.522          .748%           1.829%
                                                    ---------------
                                                                           ------          -------
  Total...........................................  192,745,740.116        40.868%         100.000%
                                                    ===============
                                                                           ======          =======
CHRISTOPHER M. OWEN
Affirmative.......................................  189,220,902.594        40.120%          98.171%
Withhold..........................................    3,524,837.522          .748%           1.829%
                                                    ---------------
                                                                           ------          -------
  Total...........................................  192,745,740.116        40.868%         100.000%
                                                    ===============
                                                                           ======          =======
MARIA F. RAMIREZ
Affirmative.......................................  189,220,902.594        40.120%          98.171%
Withhold..........................................    3,524,837.522          .748%           1.829%
                                                    ---------------
                                                                           ------          -------
  Total...........................................  192,745,740.116        40.868%         100.000%
                                                    ===============
                                                                           ======          =======
ROGER D. SHAY
Affirmative.......................................  189,617,318.685        40.204%          98.377%
Withhold..........................................    3,128,421.431          .664%           1.623%
                                                    ---------------
                                                                           ------          -------
  Total...........................................  192,745,740.116        40.868%         100.000%
                                                    ===============
                                                                           ======          =======
ROGER D. SHAY, JR.
Affirmative.......................................  189,617,318.685        40.204%          98.377%
Withhold..........................................    3,128,421.431          .664%           1.623%
                                                    ---------------
                                                                           ------          -------
  Total...........................................  192,745,740.116        40.868%         100.000%
                                                    ===============
                                                                           ======          =======
RECORD TOTAL......................................  471,634,601.894
VOTED SHARES......................................  192,745,740.116
PERCENT VOTED.....................................          40.868%

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

A. SECURITY ALLOCATION:

MONEY MARKET FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Repurchase Agreements.......................................      100.1%
                                                                  -----
Total.......................................................      100.1%
                                                                  =====

--------------------------------------------------------------------------------

ULTRA SHORT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       67.4%
Fixed Rate Mortgage-Related Securities......................       20.6%
Repurchase Agreements.......................................       11.3%
U.S. Treasury Obligations...................................        0.4%
                                                                  -----
Total.......................................................       99.7%
                                                                  =====

--------------------------------------------------------------------------------

ULTRA SHORT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       60.2%
Fixed Rate Mortgage- Related Securities.....................       21.9%
Repurchase Agreements.......................................       17.4%
                                                                  -----
Total.......................................................       99.5%
                                                                  =====

--------------------------------------------------------------------------------

SHORT U.S. GOVERNMENT FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage-Related Securities......................       49.0%
Adjustable Rate Mortgage-Related Securities.................       41.6%
Repurchase Agreements.......................................        5.6%
U.S. Treasury Obligations...................................        3.2%
                                                                  -----
Total.......................................................       99.4%
                                                                  =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Adjustable Rate Mortgage-Related Securities.................       49.0%
Fixed Rate Mortgage-Related Securities......................       46.7%
Repurchase Agreements.......................................        3.8%
U.S. Treasury Obligations...................................        0.7%
Agency Obligations..........................................        0.7%
                                                                  -----
Total.......................................................      100.9%
                                                                  =====

--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE FUND

--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
SECURITY ALLOCATION                                            NET ASSETS
---------------------------------------------------------------------------
Fixed Rate Mortgage- Related Securities.....................       84.5%
Adjustable Rate Mortgage-Related Securities.................       10.8%
Repurchase Agreements.......................................        1.9%
Agency Obligations..........................................        1.9%
U.S. Treasury Obligations...................................        0.6%
                                                                  -----
Total.......................................................       99.7%
                                                                  =====

--------------------------------------------------------------------------------

B. EXPENSE COMPARISON:

EXPENSE COMPARISON:

  As a shareholder of Asset Management Fund you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Asset Management Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

ACTUAL EXPENSES

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------

                                       BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                     ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                        5/1/05          10/31/05      5/1/05 - 10/31/05   5/1/05 - 10/31/05
-----------------------------------------------------------------------------------------------------------
Money Market Fund........  Class I     $1,000.00       $1,016.00            $0.81               0.16%
                           Class D      1,000.00        1,013.70             3.15               0.62%
Ultra Short Mortgage
  Fund...................               1,000.00        1,008.90             2.38               0.47%
Ultra Short Fund.........               1,000.00        1,010.60             2.53               0.50%
Short U.S. Government
  Fund...................               1,000.00        1,008.00             2.58               0.51%
Intermediate Mortgage
  Fund...................               1,000.00        1,003.40             2.42               0.48%
U.S. Government Mortgage
  Fund...................               1,000.00        1,001.10             2.47               0.49%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

--------------------------------------------------------------------------------

                                        BEGINNING     ENDING ACCOUNT     EXPENSE PAID        EXPENSE RATIO
                                      ACCOUNT VALUE       VALUE         DURING PERIOD*      DURING PERIOD**
                                         5/1/05          10/31/05      5/1/05 - 10/31/05   5/1/05 - 10/31/05
------------------------------------------------------------------------------------------------------------
Money Market Fund.........  Class I     $1,000.00       $1,024.40            $0.82               0.16%
                            Class D      1,000.00        1,022.08             3.16               0.62%
Ultra Short Mortgage
  Fund....................               1,000.00        1,022.84             2.40               0.47%
Ultra Short Fund..........               1,000.00        1,022.68             2.55               0.50%
Short U.S. Government
  Fund....................               1,000.00        1,022.63             2.60               0.51%
Intermediate Mortgage
  Fund....................               1,000.00        1,022.79             2.45               0.48%
U.S. Government Mortgage
  Fund....................               1,000.00        1,022.74             2.50               0.49%

--------------------------------------------------------------------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

C. MORNINGSTAR DESCRIPTIONS:

Portfolios in the Morningstar Ultrashort category invest primarily in investment-grade U.S. fixed-income issues and have durations of less than one year (or, if duration is unavailable, average effective maturities of less than one year). This category can include corporate or government ultrashort bond portfolios, but it excludes international, convertible, multi-sector, and high yield bond portfolios.

Portfolios in the Morningstar Short Government category have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. These portfolios have durations between 1 and 3.5 years (or, if duration is unavailable, average effective maturities between 1 and 4 years).

Portfolios in the Morningstar Intermediate Government category have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. These portfolios have durations between 3.5 and 6 years (or, if duration is unavailable, average effective maturities between 4 and 10 years).

D. OTHER INFORMATION:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADDITIONAL INFORMATION (CONTINUED)
OCTOBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

Exchange Commission's website at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-527-3713; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  A complete schedule of each Fund's portfolio holdings for the first and third fiscal quarters of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

  The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South/Irving, TX 75063
800-442-9825

12300 Perry Highway/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07901
800-553-6159

633 Library Park Drive/Greenwood, IN 46142
800-879-9958

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and other account information, call toll free 800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

ITEM 2.  CODE OF ETHICS.

     (a) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

     (b) DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. 3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID F. HOLLAND, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees
         2004 - PRICEWATERHOUSECOOPERS LLP  $102,500
         2005 - PRICEWATERHOUSECOOPERS LLP  $110,250

         (b) Audit-Related Fees
         2004 - $0
         2005 - $0

         (c) Tax Fees
         2004 - TAX AUDIT & RETURNS/TAX ACCOUNTING OF AMORT/ACCRT OF MORTGAGE BACKED SECURITIES PRICEWATERHOUSECOOPERS LLP $22,500
         2005 - TAX AUDIT & RETURNS PRICEWATERHOUSECOOPERS LLP $16,500

         (d) All Other Fees
         2004 - $0
         2005 - BANK INVESTMENT FUNDS MERGER DUE DILIGENCE PROCEDURES PRICEWATERHOUSECOOPERS LLP $10,000

         (e) (1)
             THE CHAIRMAN OF THE AUDIT COMMITTEE MAY GRANT THE PRE-APPROVAL OF SERVICES TO THE FUND FOR NON-PROHIBITED SERVICES FOR ENGAGEMENTS OF LESS THAN $5,000. ALL SUCH DELEGATED PRE-APPROVALS SHALL BE PRESENTED TO THE AUDIT COMMITTEE NO LATER THAN THE NEXT AUDIT COMMITTEE MEETING.

             (2)
             THE CHAIRMAN OF THE AUDIT COMMITTEE MAY GRANT THE PRE-APPROVAL FOR NON-PROHIBITED SERVICES TO THE ADVISER FOR ENGAGEMENTS OF LESS THAN $5,000. ALL SUCH DELEGATED PRE-APPROVALS SHALL BE PRESENTED TO THE AUDIT COMMITTEE NO LATER THAN THE NEXT AUDIT COMMITTEE MEETING.

         (f)
         0% FOR 2004 AND 2005.

         (g)
         $0 FOR 2004 AND 2005.

         (h)
             THERE WERE NO NON-AUDIT SERVICES BILLED FOR 2004 AND 2005.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.


ITEM 6.  SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.


ITEM 11. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.


ITEM 12. EXHIBITS.

(a)(1)
THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

         (a)(3) NOT APPLICABLE.

         (b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Asset Management Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Trent Statczar
                         -------------------------------------------------------
                           Trent Statczar, Treasurer

Date     January 9, 2006
    -------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Trent Statczar
                         -------------------------------------------------------
                           Trent Statczar, Treasurer

Date     January 9, 2006
    -------------------------------------------------

By (Signature and Title)*           /s/ Rodger D. Shay, Jr.
                         -------------------------------------------------------
                           Rodger D. Shay, Jr., President

Date     January 5, 2006
    -------------------------------------------------



* Print the name and title of each signing officer under his or her signature.